As filed with the Securities and Exchange Commission on October 8, 2004
                                                              File No. 333-95611
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                         [ ]
       Post-Effective Amendment No. 10                                     |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 67                                                    |X|
                        (Check appropriate box or boxes.)

                             ----------------------
                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                         PHL Variable Insurance Company
                               (Name of Depositor)
                             ----------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312
              (Depositor's Telephone Number, Including Area Code)
                             ----------------------
                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)
                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
| |  on ____________ pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on ____________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred variable and fixed annuity contracts
================================================================================

                                     PART A

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT


           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                       OCTOBER 8, 2004
  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series

   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Oakhurst Value Equity Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
---------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

   * Not available to new investors

    Expenses for a contract with a bonus feature may be higher than expenses for a contract without such a feature. The amount of the bonus credit may be more than offset by the additional fees and charges associated with the bonus.

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated October 8, 2004 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us as the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope] PHL VARIABLE INSURANCE COMPANY
                                                         ANNUITY OPERATIONS DIVISION
                                                         PO Box 8027
                                                         Boston, MA 02266-8027

                                             [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   10
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   10
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   10
GIA.......................................................   11
MVA.......................................................   11
PURCHASE OF CONTRACTS.....................................   11
DEDUCTIONS AND CHARGES....................................   12
   Annual Administrative Charge...........................   12
   Daily Administrative Fee...............................   12
   Guaranteed Minimum Income Benefit Rider Fee............   12
   Guaranteed Minimum Accumulation Benefit Fee............   13
   Market Value Adjustment................................   13
   Mortality and Expense Risk Fee.........................   13
   Surrender Charges......................................   13
   Tax....................................................   13
   Transfer Charge........................................   14
   Reduced Charges, Increased Bonus Payments and
     Enhanced Guaranteed Interest Rates...................   14
THE ACCUMULATION PERIOD...................................   14
   Accumulation Units.....................................   14
   Accumulation Unit Values...............................   14
   Transfers .............................................   14
   Disruptive Trading and Market Timing...................   15
   Optional Programs and Riders...........................   16
   Surrender of Contract; Partial Withdrawals.............   20
   Lapse of Contract......................................   20
   Payment Upon Death Before Maturity Date ...............   20
THE ANNUITY PERIOD........................................   21
   Variable Accumulation Annuity Contracts................   21
   Annuity Payment Options ...............................   21
   Payment Upon Death After Maturity Date.................   23
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   23
   Valuation Date.........................................   23
   Valuation Period.......................................   24
   Accumulation Unit Value................................   24
   Net Investment Factor..................................   24
MISCELLANEOUS PROVISIONS..................................   24
   Assignment.............................................   24
   Deferral of Payment ...................................   24
   Free Look Period.......................................   24
   Amendments to Contracts................................   24
   Substitution of Fund Shares............................   24
   Ownership of the Contract..............................   25
FEDERAL INCOME TAXES......................................   25
   Introduction...........................................   25
   Income Tax Status......................................   25
   Taxation of Annuities in General--Non-Qualified Plans..   25
   Additional Considerations..............................   26
   Owner Control..........................................   27
   Diversification Standards .............................   28
   Taxation of Annuities in General--Qualified Plans......   28
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   31
SERVICING AGENT...........................................   31
STATE REGULATION..........................................   32
REPORTS...................................................   32
VOTING RIGHTS.............................................   32
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   32
LEGAL MATTERS.............................................   32
SAI TABLE OF CONTENTS.....................................   32
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Complete Payment Years 0 - 2...................     8%
       Complete Payment Years 3.......................     7%
       Complete Payment Years 4.......................     6%
       Complete Payment Years 5.......................     5%
       Complete Payment Years 6.......................     4%
       Complete Payment Years 7.......................     3%           These tables  describe  the fees and expenses that you will
       Complete Payment Years 8+......................    None          pay at the time that you  purchase the  contract,  surrender the  contract or  transfer  value  between the subaccounts.
    Transfer Charge (1)                                                 State premium taxes may also be deducted.
       Current .......................................    None
       Maximum........................................    $20

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).........................................  $35

GUARANTEED MINIMUM INCOME BENEFIT RIDER
(GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value)

    Maximum...........................................    .60%

GUARANTEED MINIMUM ACCUMULATION BENEFIT                                 These tables describe the fees and expenses that you will
(GMAB) FEE (4) (as a percentage of the greater of the                   pay periodically during the time that you own the contract,
Guaranteed Amount and contract value)                                   not including annual fund fees and expenses.
    Maximum...........................................   1.00%


ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
    Mortality and Expense Risk Fee....................  1.475%
    Daily Administrative Fee..........................   .125%
                                                        ------
    Total Annual Separate Account Expenses............  1.600%

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                      Minimum      Maximum              This table shows the minimum and maximum total operating
                                      -------      -------              expenses  for the year ended 12/31/03, charged by the fund
    Total Annual Fund Operating                                         companies  that  you may pay  periodically during the time
    Expenses (expenses that are                                         that  you own the  contract. More detail concerning the
    deducted from the fund assets                                       funds' fees and total and net fund  operating expenses can
    include management fees,                                            be found after the Expense Examples and are contained in
    12b-1 fees and other expenses)....  0.30%        5.73%              the fund prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest. See "Deductions and Charges."

(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the benefit is selected and in effect. See "Optional Programs & Riders."
(4) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."


-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of               These  examples are intended to help you compare the cost of
the applicable time period, your maximum costs would be:                investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
         1 Year       3 Years       5 Years      10 Years               contract owner transaction expenses, contract fees, separate
---------------------------------------------------------               account annual expenses, maximum rider and benefit fees and
         $1,483       $2,943        $4,162       $6,878                 the maximum fund fees and expenses that were charged for the year ended 12/31/03.
If you annuitize your contract at the end of the applicable
time period, your maximum costs would be:

         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $1,483       $2,943        $3,697       $6,878                 The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples  also assume
If you do not surrender or annuitize your contract at the end           that your investment  has a 5% return each year and assumes
of the applicable time period, your maximum costs would be:             the maximum fees and expenses of any of the funds. Your
                                                                        actual costs may be higher or lower based on these
         1 Year       3 Years       5 Years      10 Years               assumptions.
---------------------------------------------------------
         $785         $2,285        $3,697       $6,878


------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Investment       Rule        Other Operating       Total Annual Fund
                     Series                              Management Fee   12b-1 Fees       Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             1.06% (2,6)            1.56% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (7)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.

(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(6) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.




                                                       Net Annual                                                       Net Annual
                                        Reimbursements    Fund                                           Reimbursements    Fund
                Series                    & Waivers     Expenses               Series                      & Waivers     Expenses
                ------                  -------------- ----------              ------                    --------------  --------
Phoenix-AIM Mid-Cap Equity                  (1.17%)       1.10%    Phoenix-MFS Investors Growth Stock       (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced Index   (0.09%)       0.65%    Phoenix-Northern Dow 30                  (0.41%)       0.60%
Phoenix-Engemann Small & Mid-Cap Growth     (0.48%)       1.25%    Phoenix-Northern Nasdaq-100 Index(R)     (0.85%)       0.60%
Phoenix-Goodwin Multi-Sector Short Term                            Phoenix-Oakhurst Growth and Income       (0.06%)       0.95%
Bond (8)                                    (0.86%)       0.70%    Phoenix-Oakhurst Value Equity            (0.07%)       0.95%
Phoenix-Kayne Rising Dividends              (1.52%)       0.85%    Phoenix-Sanford Bernstein Mid-Cap Value  (0.07%)       1.30%
Phoenix-Kayne Small-Cap Quality Value       (4.68%)       1.05%    Phoenix-Sanford Bernstein Small-Cap
Phoenix-Lazard International Equity Select  (0.98%)       1.05%    Value                                    (0.22%)       1.30%
Phoenix-Lazard Small-Cap Value              (2.28%)       1.05%    Phoenix-Seneca Mid-Cap Growth            (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture          (1.62%)       0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value         (0.95%)       0.90%    Growth                                   (2.74%)       1.00%
Phoenix-Lord Abbett Mid-Cap Value           (2.17%)       1.00%



(8) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                 Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee        Fees       Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)          0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---             --- (12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.15%        1.00%           ---             --- (12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---             --- (12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---             --- (12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---             --- (12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)          1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)          1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)          1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% (5)   0.25%       0.21%        1.07%         (0.01%)          1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)          1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)          1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)          1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)          1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)          0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)          0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---             --- (12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)          1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)          1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)          1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)          0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses.
     These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                0.75%
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the " Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that generally they would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying mutual funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.

    You also select a death benefit option that is suitable in meeting your financial objectives. Each death benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the minimum initial payment is $10,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond]  We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the death benefit option you select.

[diamond]  Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "Guaranteed Interest Account" and in "The Accumulation Period-- Transfers."

[diamond]  Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5 % and 3%).


[diamond]  For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment .or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The death benefit is calculated differently under each death benefit option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] Annual Administrative Charge--currently maximum of $35 each year. Waived if contract value is $50,000 or more. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from the amounts withdrawn. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:


 --------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
 --------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
 --------------------------------------------------------------


    For more information, see "Deductions and Charges."


[diamond]  Taxes--from the contract value upon full or partial withdrawals, premium payments or annuitization.


           o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond]  Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--0.125% annually. For more information, see
           "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."


OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT OPTIONS
    The contract offers two benefit options. You select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each death benefit option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. Note that the total amount returned to you will not include the amount of the bonus payments we have added to payments made by you.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


                                                    DEATH BENEFIT OPTIONS CHART
------------------------------------------------------------------------------------------------------------------------------------
                                                       DEATH BENEFIT OPTION 1                    DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                 Component                                  Return of                                  Annual
                                                             Premium                                   Step-up
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death of      The greater of:                     The greatest of:
the annuitant who has not yet attained        1. the sum of 100% of premium       1. the sum of 100% of premium payments less
age 80                                           payments less adjusted partial      adjusted partial withdrawals on the claim
                                                 withdrawals on the claim date;      date; or
                                                 or
                                              2. the contract value on the        2. the contract value on the claim date; or
                                                 claim date.                      3. the annual step-up amount on the claim date.
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death of the  The greater of:                     The greater of:
annuitant who has attained age 80             1. the sum of 100% of premium       1. the death benefit in effect at the end of the
                                                 payments less adjusted partial      immediately preceding contract year prior
                                                 withdrawals on the claim date;      to the annuitant turning age 80, plus the sum
                                                 or                                  of 100% of premium payments less adjusted
                                              2. the contract value on the           partial withdrawals made since the contract
                                                 claim date.                         year that the annuitant reached age 80; or
                                                                                  2. the contract value on the claim date.

------------------------------------------------------------------------------------------------------------------------------------
Amount of bonus payment(2)                    5% of each payment received from    4% of each payment received from you.
                                              you.
------------------------------------------------------------------------------------------------------------------------------------

(1) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.
(2) See the "Purchase of Contracts--Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix D.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract (the "contract") in that, unless the GIA is selected, it is the owner and annuitant under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA" and "MVA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  The Rydex Variable Trust
[diamond]  Scudder Investments VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the front page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
MINIMUM PAYMENTS
    Generally, we require minimum payments of:

                         MINIMUM             MINIMUM
                         INITIAL             SUBSEQUENT
PLAN TYPE                PAYMENT             PAYMENT *
------------------------ ------------------- -------------------
Non-qualified            $10,000             $500
plans
------------------------ ------------------- -------------------
Individual Retirement    $2,000              $100
Annuity ("IRA")
------------------------ ------------------- -------------------

* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

 (1) the make-up and size of the prospective group;

 (2) the method and frequency of premium payments; and

 (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free Look) the amount returned to you will not include the amount of any bonus payments made by us.

    The amount of the bonus payment varies depending upon which death benefit option you selected. The amount of bonus payment under the death benefit option elected is a percentage of each purchase payment and are as follows:


-------------------------------- ------------------------------
DEATH BENEFIT OPTION 1 -         DEATH BENEFIT OPTION 2 -
RETURN OF PREMIUM                ANNUAL STEP-UP
-------------------------------- ------------------------------
5% of purchase payment           4% of purchase payment

    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.

    We expect to profit from certain charges assessed under the contract (i.e., the surrender charge and the mortality and risk fee) associated with the bonus.

PAYMENT ALLOCATION
    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.

    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the Administrative Charge described below. This fee is not deducted from the GIA or MVA.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE
    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the term. If this benefit terminates prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a pro-rated portion of the fee will be deducted. We will waive the fee if the benefit terminates due to death or annuitization.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or full surrender of the contract. The amount of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity payment option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year you may withdraw up to 10% of your contract value as of the last contract anniversary without surrender charges.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

---------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
---------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
---------------------------------------------------------------

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED CHARGES, INCREASED BONUS PAYMENTS AND ENHANCED GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit increased bonus payments, or grant enhanced Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to Registered Representatives on each purchase payment.

    Any reduction or elimination of surrender or administrative charge, credit of additional amounts or bonus guaranteed interest rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond}  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond}  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond}  increased brokerage and administrative expenses.


    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond}  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond}  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond}  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond}  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond}  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

      We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


OPTIONAL PROGRAMS AND RIDERS

    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


ASSET ALLOCATION MODEL PROGRAM
    We offer five asset allocation models from which you may choose for use with this benefit. Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.
    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.
    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.
    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2. the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.


PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.
[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. For more information on the asset allocation models, see "Asset Allocation Model Program."

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A =  the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00;

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity payment options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a partial withdrawal from, or complete surrender of a contract should be mailed to our Annuity Operations Division, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:


[diamond]  the contract value is zero; or

[diamond]  the annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).


    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT

[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The death benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
           Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The death benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or

           b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or

           b) the contract value on the claim date; or

           c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           The greater of:

           a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

           b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           The greater of:

           a) the death benefit in effect prior to the annuitant turning age
              80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

           b)  the contract value on the claim date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           The amount of death benefit payable is equal to the greater of:

           o 100% of payments, less withdrawals; or
           o the contract value on the claim date.

           BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax" and Appendix C. See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity payment option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    You may choose among the available annuity payment options by written request. Contract owners should direct their choice of annuity payment option in writing to our Annuity Operations Division, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.

    The options allow you to choose:

[diamond]  Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

[diamond]  Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.


    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments.


    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.

    The following descriptions should allow you to compare the basic differences of the currently available annuity payment options. You should contact our Annuity Operations Division well in advance of the date you wish to elect an option for payment estimates under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    It provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity payment options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable payment annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------- ----------------------
New Year's Day                    Independence Day
--------------------------------- ----------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ----------------------
Washington's Birthday             Thanksgiving Day
--------------------------------- ----------------------
Good Friday                       Christmas Day
--------------------------------- ----------------------
Memorial Day
--------------------------------- ----------------------

VALUATION PERIOD
--------------------------------------------------------------------------------
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


DEFERRAL OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return the contract under the right to cancel provision (Free Look) the amount returned to you will be determined as if there had been no bonus payments made by us.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2001                          N/A
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.8 Million
------------------------------- --------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond]  PHL Variable Insurance Company
[diamond]  Underwriter

[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE
                                           ---------------------------------------------------------------------------
                                                                              Investment Type
                                           ---------------------------------------------------------------------------
                                            Aggressive                              Growth &
                  Series                      Growth       Conservative    Growth    Income     Income     Specialty
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                               |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                   |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                    |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate                                                                             |X|
Securities
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth        |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                    |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                      |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                        |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                   |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                               |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                    |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                           |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                      |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                                |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                               |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                       |X|
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                           |X|
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                 |X|
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                    |X|
----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                |X|
Securities II
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                     |X|
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                  |X|
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                           |X|
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                          |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                           |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                 |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                             |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund          |X|
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                          |X|
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                    |X|
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 |X|
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                |X|
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                |X|
----------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                         -------------------------------------------------------------------------------------------
                                                                   Duff &                                                  Fidelity
                                            Phoenix    Phoenix     Phelps                          Deutsche    Federated   Mangement
                                          Investment  Variable   Investment    AIM     Fred Alger   Asset      Investment    and
                                           Counsel,   Advisors,  Management  Advisors, Management  Management  Management  Research
                  Series                     Inc.       Inc.         Co.       Inc.      Inc.        Inc.       Company     Company

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                          |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


                                         -------------------------------------------------------------------------------------------
                                                                              Advisors
                                         -------------------------------------------------------------------------------------------

                                                       Morgan
                                            Franklin   Stanley               Templeton     Templeton   Templeton     Wanger
                                             Mutual   Investment    Rydex      Asset        Global     Investment    Asset
                                            Advisers, Managment     Global   Management,    Advisors    Counsel,   Management
             Series                           LLC       Inc.       Advisors     Ltd.        Limited       LLC         L.P.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                        Kayne
                                                                                      Anderson
                                                 Aberdeen     AIM       Alliance       Rudnick        Lazard     Lord,
                                                  Fund      Capital      Capital      Investment       Asset     Abbett     MFS
                                                Managers,  Management,  Management,   Management    Management    & Co.  Investment
                  Series                           Inc.       Inc.        L.P.           LLC            LLC       LLC    Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                        |X|
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                                  Subadvisors
                                         ------------------------------------------------------------------
                                                   Northern                   Seneca     State Street
                                                    Trust        Engemann     Capital     Research &
                                                  Investments,    Asset      Management,  Management,
                  Series                             N.A.       Management      LLC        Company
----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
----------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
----------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                     |X|
----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
----------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
----------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
----------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
----------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
----------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
----------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
----------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
----------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
----------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                            |X|
----------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)               |X|
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
----------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                   |X|
----------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                  |X|
----------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                                       |X|
Growth
----------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.


ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.


ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$10,000

[diamond] Individual Retirement Annuity (Rollover IRA only)--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES -- QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 **

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above premium tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees--Tax."

-------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.


** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)

------------------------------------------------------------------------------------------------------------------------------------

 The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the SAI and in the Separate Account's
 Annual Report. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------

 PHOENIX-ABERDEEN INTERNATIONAL
 ================================================================ ===================== ==================== =====================
          From 7/11/00* to 12/31/00                                      $2.000               $1.699                 596
          From 1/1/01 to 12/31/01                                        $1.699               $1.269                1,827
          From 1/1/02 to 12/31/02                                        $1.269               $1.064                2,140
          From 1/1/03 to 12/31/03                                        $1.064               $1.381                3,184

 PHOENIX-AIM MID-CAP EQUITY
 ================================================================ ===================== ==================== =====================
          From 11/2/01* to 12/31/01                                      $2.000               $2.125                  34
          From 1/1/02 to 12/31/02                                        $2.125               $1.863                 227
          From 1/1/03 to 12/31/03                                        $1.863               $2.350                 532

 PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
 ================================================================ ===================== ==================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $1.804                 139
          From 1/1/01 to 12/31/01                                        $1.804               $1.564                1,073
          From 1/1/02 to 12/31/02                                        $1.564               $1.174                1,262
          From 1/1/03 to 12/31/03                                        $1.564               $1.459                1,320


 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
 ================================================================ ===================== ==================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $2.283                 160
          From 1/1/01 to 12/31/01                                        $2.283               $2.395                 647
          From 1/1/02 to 12/31/02                                        $2.395               $2.642                3,780
          From 1/1/03 to 12/31/03                                        $2.642               $3.594                3,245

 PHOENIX-ENGEMANN CAPITAL GROWTH
 ================================================================ ===================== ==================== =====================
          From 6/22/00* to 12/31/00                                      $2.000               $1.611                2,531
          From 1/1/01 to 12/31/01                                        $1.611               $1.037                5,151
          From 1/1/02 to 12/31/02                                        $1.037               $0.767                6,429
          From 1/1/03 to 12/31/03                                        $0.767               $0.955                6,944

 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
 ================================================================ ===================== ==================== =====================
          From 9/25/00* to 12/31/00                                      $2.000               $1.511                 153
          From 1/1/01 to 12/31/01                                        $1.511               $1.089                 907
          From 1/1/02 to 12/31/02                                        $1.089               $0.763                1,724
          From 1/1/03 to 12/31/03                                        $0.763               $1.100                2,412

 PHOENIX-GOODWIN MONEY MARKET
 ================================================================ ===================== ==================== =====================
          From 7/3/00* to 12/31/00                                       $2.000               $2.045                 974
          From 1/1/01 to 12/31/01                                        $2.045               $2.089                14,274
          From 1/1/02 to 12/31/02                                        $2.089               $2.085                11,227
          From 1/1/03 to 12/31/03                                        $2.085               $2.066                3,120

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
 ================================================================ ===================== ==================== =====================
          From 7/3/00* to 12/30/00                                       $2.000               $2.064                 332
          From 1/1/01 to 12/31/01                                        $2.064               $2.154                1,627
          From 1/1/02 to 12/31/02                                        $2.154               $2.331                3,287
          From 1/1/03 to 12/31/03                                        $2.331               $2.630                5,205


*Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------

 PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
 ================================================================ ===================== ==================== =====================
          From 6/4/03* to 12/31/03                                       $2.000               $1.020                2,129

 PHOENIX-KAYNE RISING DIVIDENDS
 ================================================================ ===================== ==================== =====================
          From 10/1/02* to 12/31/02                                      $2.000               $1.919                  81
          From 1/1/03 to 12/31/03                                        $1.919               $2.249                2,348

 PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
 ================================================================ ===================== ==================== =====================
          From 9/3/02* to 12/31/02                                       $2.000               $2.008                  57
          From 1/1/03 to 12/31/03                                        $2.008               $2.376                 185

 PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
 ================================================================ ===================== ==================== =====================
          From 9/13/02* to 12/31/02                                      $2.000               $1.904                 111
          From 1/1/03 to 12/31/03                                        $1.904               $2.432                1,069

 PHOENIX-LAZARD SMALL-CAP VALUE
 ================================================================ ===================== ==================== =====================
          From 9/3/02* to 12/31/02                                       $2.000               $1.945                  17
          From 1/1/03 to 12/31/03                                        $1.945               $2.660                 338


 PHOENIX-LORD ABBETT BOND-DEBENTURE
 ================================================================ ===================== ==================== =====================
          From 9/3/02* to 12/31/02                                       $2.000               $2.114                 227
          From 1/1/03 to 12/31/03                                        $2.114               $2.450                1,062

 PHOENIX-LORD ABBETT LARGE-CAP VALUE
 ================================================================ ===================== ==================== =====================
          From 9/3/02* to 12/31/02                                       $2.000               $1.972                 190
          From 1/1/03 to 12/31/03                                        $1.972               $2.528                1,709

 PHOENIX-LORD ABBETT MID-CAP VALUE
 ================================================================ ===================== ==================== =====================
          From 8/30/02* to 12/31/02                                      $2.000               $1.988                  90
          From 1/1/03 to 12/31/03                                        $1.988               $2.435                 589

 PHOENIX-MFS INVESTORS GROWTH STOCK
 =========================================================================================================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $1.669                1,457
          From 1/1/01 to 12/31/01                                        $1.669               $1.251                3,677
          From 1/1/02 to 12/31/02                                        $1.251               $0.876                5,242
          From 1/1/03 to 12/31/03                                        $0.876               $1.041                8,179


 PHOENIX-NORTHERN DOW 30
 ====================================================================================== ==================== =====================
          From 8/2/00* to 12/31/00                                       $2.000               $2.029                 103
          From 1/1/01 to 12/31/01                                        $2.029               $1.878                 663
          From 1/1/02 to 12/31/02                                        $1.878               $1.561                1,268
          From 1/1/03 to 12/31/03                                        $1.561               $1.957                1,698

 PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
 =========================================================================================================== =====================
          From 11/2/00* to 12/31/00                                      $2.000               $1.453                  36
          From 1/1/01 to 12/31/01                                        $1.453               $0.957                 780
          From 1/1/02 to 12/31/02                                        $0.957               $0.588                1,781
          From 1/1/03 to 12/31/03                                        $0.588               $0.861                3,411

 PHOENIX-OAKHURST GROWTH AND INCOME
 ================================================================ ===================== ==================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $1.855                 637
          From 1/1/01 to 12/31/01                                        $1.855               $1.676                2,572
          From 1/1/02 to 12/31/02                                        $1.676               $1.278                3,595
          From 1/1/03 to 12/31/03                                        $1.278               $1.603                4,998


*Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------

 PHOENIX-OAKHURST STRATEGIC ALLOCATION
 ================================================================ ===================== ==================== =====================
          From 6/22/00* to 12/31/00                                      $2.000               $1.977                 161
          From 1/1/01 to 12/31/01                                        $1.977               $1.982                 962
          From 1/1/02 to 12/31/02                                        $1.982               $1.724                4,906
          From 1/1/03 to 12/31/03                                        $1.724               $2.034                5,668

 PHOENIX-OAKHURST VALUE EQUITY
 ================================================================ ===================== ==================== =====================
          From  8/2/00* to 12/31/00                                      $2.000               $2.359                 613
          From 1/1/01 to 12/31/01                                        $2.359               $1.904                3,825
          From 1/1/02 to 12/31/02                                        $1.904               $1.462                5,149
          From 1/1/03 to 12/31/03                                        $1.462               $1.783                6,008


 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
 ================================================================ ===================== ==================== =====================
          From 8/2/00* to 12/31/00                                       $2.000               $2.273                 164
          From 1/1/01 to 12/31/01                                        $2.273               $2.750                1,281
          From 1/1/02 to 12/31/02                                        $2.750               $2.475                2,538
          From 1/1/03 to 12/31/03                                        $2.475               $3.433                3,038

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
 ================================================================ ===================== ==================== =====================
          From 2/2/01* to 12/31/01                                       $2.000               $2.218                 637
          From 1/1/02 to 12/31/02                                        $2.218               $1.996                1,798
          From 1/1/03 to 12/31/03                                        $1.996               $2.826                2,366

 PHOENIX-SENECA MID-CAP GROWTH
 ================================================================ ===================== ==================== =====================
          From 7/11/00* to 12/31/00                                      $2.000               $1.784                1,337
          From 1/1/01 to 12/31/01                                        $1.784               $1.312                3,429
          From 1/1/02 to 12/31/02                                        $1.312               $0.871                4,041
          From 1/1/03 to 12/31/03                                        $0.871               $1.104                4,598

 PHOENIX-SENECA STRATEGIC THEME
 ================================================================ ===================== ==================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $1.510                1,521
          From 1/1/01 to 12/31/01                                        $1.510               $1.079                2,753
          From 1/1/02 to 12/31/02                                        $1.079               $0.690                2,899
          From 1/1/03 to 12/31/03                                        $0.690               $0.933                4,128

 PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
 ================================================================ ===================== ==================== =====================
          From 9/12/02* to 12/31/02                                      $2.000               $2.004                  15
          From 1/1/03 to 12/31/03                                        $2.004               $3.025                 571

 AIM V.I. CAPITAL APPRECIATION FUND
 ================================================================ ===================== ==================== =====================
          From 4/17/01* to 12/31/01                                      $2.000               $1.752                 153
          From 1/1/02 to 12/31/02                                        $1.752               $1.304                 765
          From 1/1/03 to 12/31/03                                        $1.304               $1.662                1,782

 AIM V.I. PREMIER EQUITY FUND
 ====================================================================================== ==================== =====================
          From 4/18/01* to 12/31/01                                      $2.000               $1.895                 375
          From 1/1/02 to 12/31/02                                        $1.895               $1.300                 799
          From 1/1/03 to 12/31/03                                        $1.300               $1.600                1,172

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 ================================================================ ===================== ==================== =====================
          From 7/3/00* to 12/31/00                                       $2.000               $1.526                 683
          From 1/1/01 to 12/31/01                                        $1.526               $1.262                2,030
          From 1/1/02 to 12/31/02                                        $1.262               $0.821                2,753
          From 1/1/03 to 12/31/03                                        $0.821               $1.088                4,606


*Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
 ================================================================ ===================== ==================== =====================
          From 8/2/00* to 12/31/00                                       $2.000               $2.109                 152
          From 1/1/01 to 12/31/01                                        $2.109               $2.221                1,848
          From 1/1/02 to 12/31/02                                        $2.221               $2.383                6,595
          From 1/1/03 to 12/31/03                                        $2.383               $2.400                8,691

 FEDERATED HIGH INCOME BOND FUND II
 ================================================================ ===================== ==================== =====================
          From 9/5/00* to 12/31/00                                       $2.000               $1.820                  64
          From 1/1/01 to 12/31/01                                        $1.820               $1.815                 629
          From 1/1/02 to 12/31/02                                        $1.815               $1.811                2,374
          From 1/1/03 to 12/31/03                                        $1.811               $2.178                5,643

 VIP CONTRAFUND(R) PORTFOLIO
 ================================================================ ===================== ==================== =====================
          From 7/3/00* to 12/31/00                                       $2.000               $1.863                 361
          From 1/1/01 to 12/31/01                                        $1.863               $1.606                1,477
          From 1/1/02 to 12/31/02                                        $1.606               $1.432                2,455
          From 1/1/03 to 12/31/03                                        $1.432               $1.808                3,997

 VIP GROWTH OPPORTUNITIES PORTFOLIO
 ================================================================ ===================== ==================== =====================
          From 7/10/00* to 12/31/00                                      $2.000               $1.681                 124
          From 1/1/01 to 12/31/01                                        $1.681               $1.415                 722
          From 1/1/02 to 12/31/02                                        $1.415               $1.087                1,089
          From 1/1/03 to 12/31/03                                        $1.087               $1.387                1,178

 VIP GROWTH PORTFOLIO
 ================================================================ ===================== ==================== =====================
          From 7/3/00* to 12/31/00                                       $2.000               $1.667                 512
          From 1/1/01 to 12/31/01                                        $1.667               $1.349                2,023
          From 1/1/02 to 12/31/02                                        $1.349               $0.927                3,289
          From 1/1/03 to 12/31/03                                        $0.927               $1.211                4,750

 MUTUAL SHARES SECURITIES FUND
 ================================================================ ===================== ==================== =====================
          From 9/15/00* to 12/31/00                                      $2.000               $2.074                  21
          From 1/1/01 to 12/31/01                                        $2.074               $2.185                 406
          From 1/1/02 to 12/31/02                                        $2.185               $1.896                1,316
          From 1/1/03 to 12/31/03                                        $1.896               $2.335                2,396

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
 ================================================================ ===================== ==================== =====================
          From 8/22/00* to 12/31/00                                      $2.000               $1.656                  95
          From 1/1/01 to 12/31/01                                        $1.656               $1.497                 151
          From 1/1/02 to 12/31/02                                        $1.497               $1.471                  94
          From 1/1/03 to 12/31/03                                        $1.471               $2.215                  75

 TEMPLETON FOREIGN SECURITIES FUND
 =================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.915                 180
          From 1/1/01 to 12/31/01                                        $1.915               $1.583                 803
          From 1/1/02 to 12/31/02                                        $1.583               $1.268                1,313
          From 1/1/03 to 12/31/03                                        $1.268               $1.650                2,099

 TEMPLETON GLOBAL ASSET ALLOCATION FUND
 =================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.928                  27
          From 1/1/01 to 12/31/01                                        $1.928               $1.709                 122
          From 1/1/02 to 12/31/02                                        $1.709               $1.607                 107
          From 1/1/03 to 12/31/03                                        $1.607               $2.087                  88


*Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------

 TEMPLETON GROWTH SECURITIES FUND
 ================================================================ ===================== ==================== =====================
          From 7/11/00* to 12/31/00                                      $2.000               $2.007                  42
          From 1/1/01 to 12/31/01                                        $2.007               $1.949                 412
          From 1/1/02 to 12/31/02                                        $1.949               $1.563                 862
          From 1/1/03 to 12/31/03                                        $1.563               $2.032                2,349

 RYDEX VARIABLE TRUST JUNO FUND
 =================================================================================================================================
          From 6/5/03* to 12/31/03                                       $2.000                $1.049                 660

 RYDEX VARIABLE TRUST NOVA FUND
 ================================================================ ===================== ==========================================
          From 6/4/03* to 12/31/03                                       $2.000                $1.213                1,327

 RYDEX VARIABLE TRUST SECTOR ROTATION FUND
 ================================================================ ===================== ==========================================
          From 6/5/03* to 12/31/03                                       $2.000                $1.150                 487

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND
 =================================================================================================================================
          From 8/8/00* to 12/31/00                                       $2.000               $1.833                  57
          From 1/1/01 to 12/31/01                                        $1.833               $1.358                 305
          From 1/1/02 to 12/31/02                                        $1.358               $1.048                 832
          From 1/1/03 to 12/31/03                                        $1.048               $1.375                1,745

 SCUDDER VIT EQUITY 500 INDEX FUND
 =================================================================================================================================
          From 11/9/01* to 12/31/01                                      $2.000               $2.107                  26
          From 1/1/02 to 12/31/02                                        $2.107               $1.625                 556
          From 1/1/03 to 12/31/03                                        $1.625               $2.050                3,407

 TECHNOLOGY PORTFOLIO
 ================================================================ ===================== ==================== =====================
          From 7/3/00* to 12/31/00                                       $2.000               $1.287                 698
          From 1/1/01 to 12/31/01                                        $1.287               $0.647                1,406
          From 1/1/02 to 12/31/02                                        $0.647               $0.325                1,430
          From 1/1/03 to 12/31/03                                        $0.325               $0.472                2,680

 WANGER INTERNATIONAL SELECT
 ================================================================ ===================== ==================== =====================
          From 7/12/00* to 12/31/00                                      $2.000               $1.784                 434
          From 1/1/01 to 12/31/01                                        $1.784               $1.288                 681
          From 1/1/02 to 12/31/02                                        $1.288               $1.073                 955
          From 1/1/03 to 12/31/03                                        $1.073               $1.492                2,080

 WANGER INTERNATIONAL SMALL CAP
 ================================================================ ===================== ==================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $1.478                 683
          From 1/1/01 to 12/31/01                                        $1.478               $1.147                1,697
          From 1/1/02 to 12/31/02                                        $1.147               $0.972                2,240
          From 1/1/03 to 12/31/03                                        $0.972               $1.424                4,794

 WANGER SELECT
 ================================================================ ===================== ==================== =====================
          From 7/25/00* to 12/31/00                                      $2.000               $2.051                 100
          From 1/1/01 to 12/31/01                                        $2.051               $2.201                 545
          From 1/1/02 to 12/31/02                                        $2.201               $2.001                 606
          From 1/1/03 to 12/31/03                                        $2.001               $2.574                1,174


*Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------

 WANGER U.S. SMALLER COMPANIES
 =========================================================================================================== =====================
          From 6/23/00* to 12/31/00                                      $2.000               $2.162                 334
          From 1/1/01 to 12/31/01                                        $2.162               $2.370                1,905
          From 1/1/02 to 12/31/02                                        $2.370               $1.940                3,170
          From 1/1/03 to 12/31/03                                        $1.940               $2.734                4,116



*Date subaccount began operations

                                     PART B

                             PHOENIX PREMIUM EDGE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION



HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102-5056                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                 OCTOBER 8, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated October 8, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
PHL Variable Insurance Company.......................................         2

Underwriter..........................................................         2


Performance History..................................................         2

Calculation of Yield and Return......................................         6

Calculation of Annuity Payments .....................................         7

Experts .............................................................         8


Separate Account Financial Statements................................      SA-1

Company Financial Statements.........................................       F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------


    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.



UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003--DEATH BENEFIT OPTION 1 CONTRACTS
---------------------------------------------------------------------------------------------------------
                                                      Inception                               Since
                    Subaccount                          Date*       1 Yr     5 Yr   10 Yr   Inception
---------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                  12/7/94     28.61%   -3.22%   N/A       4.85%
---------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      10/29/01    24.81%     N/A    N/A       6.92%
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97     22.79%   -4.01%   N/A       1.98%
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/95      35.22%   16.34%   N/A      13.97%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/7/94     23.05%   -9.57%   N/A       3.68%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          8/15/00     43.65%    N/A    N/A     -14.06%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    12/7/94     -3.54%    1.57%   N/A       3.02%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/7/94     10.74%    6.86%   N/A       7.93%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A      N/A    N/A      -0.46%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   8/12/02    15.41%     N/A    N/A       7.41%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            8/12/02    16.64%     N/A    N/A      12.06%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       8/12/02    26.49%     N/A    N/A      14.06%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   8/12/02    35.92%     N/A    N/A      22.17%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               8/12/02    14.03%     N/A    N/A      14.71%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              8/12/02    26.93%     N/A    N/A      17.51%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                8/12/02    20.96%     N/A    N/A      14.19%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              12/20/99    17.20%     N/A    N/A     -13.32%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         12/20/99    24.00%     N/A    N/A      -2.18%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             8/15/00    46.16%     N/A    N/A     -25.88%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98     24.06%   -1.98%   N/A       1.50%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           12/7/94     16.22%    2.11%   N/A       8.37%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98     20.35%    3.76%   N/A       5.01%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98     38.02%    9.15%   N/A       5.35%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       11/20/00    41.00%     N/A    N/A      15.12%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98     25.47%   -0.34%   N/A       3.21%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   1/29/96    34.18%   -4.08%   N/A       5.30%
---------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                  8/12/02    50.84%     N/A    N/A      34.73%
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      3/30/01    26.18%     N/A    N/A      -4.24%
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            3/30/01    21.60%     N/A    N/A      -7.75%
---------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00     31.56%     N/A    N/A     -16.19%
---------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7/15/99    -1.87%     N/A    N/A       4.88%
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      7/15/99    18.64%     N/A    N/A       0.87%
---------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00     24.98%     N/A    N/A      -3.31%
---------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00     26.33%     N/A    N/A      -9.95%
---------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00     29.55%     N/A    N/A     -13.03%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           5/1/00     21.67%     N/A    N/A       5.70%
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            5/1/97     50.44%    6.28%   N/A      -5.20%
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97     28.97%   -0.12%   N/A       2.56%
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  5/1/97     28.70%    5.20%   N/A       6.08%
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/00     28.89%     N/A    N/A       1.12%
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A      N/A    N/A       2.63%
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A      N/A    N/A      19.78%
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A      N/A    N/A      13.24%
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                   7/15/99    30.15%     N/A    N/A      -7.26%
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/29/01    24.78%     N/A    N/A      -0.06%
---------------------------------------------------------------------------------------------------------
Technology Portfolio                                   12/20/99    45.04%     N/A    N/A     -26.30%
---------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99     38.29%     N/A    N/A       8.34%
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95     46.17%    8.99%   N/A      13.77%
---------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99     27.43%     N/A    N/A      12.94%
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95     40.34%    7.20%   N/A      14.91%

---------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 5% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003--DEATH BENEFIT OPTION 2 CONTRACTS

---------------------------------------------------------------------------------------------------------
                                                      Inception                               Since
                    Subaccount                          Date*       1 Yr     5 Yr   10 Yr   Inception
---------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                  12/7/94     27.38%    -3.41%   N/A       4.74%
---------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      10/29/01    23.62%      N/A    N/A       6.45%
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        7/14/97    21.62%    -4.20%   N/A       1.83%
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95     33.93%    16.12%   N/A      13.85%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/7/94     21.88%    -9.74%   N/A       3.57%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          8/15/00    42.28%      N/A    N/A     -14.31%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    12/7/94     -4.45%     1.38%   N/A       2.91%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/7/94      9.69%     6.66%   N/A       7.81%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A       N/A    N/A      -1.41%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   8/12/02    14.31%      N/A    N/A       6.67%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            8/12/02    15.53%      N/A    N/A      11.29%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       8/12/02    25.28%      N/A    N/A      13.28%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   8/12/02    34.63%      N/A    N/A      21.33%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               8/12/02    12.94%      N/A    N/A      13.92%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              8/12/02    25.72%      N/A    N/A      16.70%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                8/12/02    19.81%      N/A    N/A      13.41%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              12/20/99    16.08%      N/A    N/A     -13.53%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         12/20/99    22.81%      N/A    N/A      -2.41%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             8/15/00    44.76%      N/A    N/A     -26.09%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98     22.88%    -2.17%   N/A       1.33%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           12/7/94     15.11%     1.91%   N/A       8.26%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98     19.20%     3.56%   N/A       4.84%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98     36.70%     8.94%   N/A       5.18%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       11/20/00    39.66%      N/A    N/A      14.77%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98     24.28%    -0.53%   N/A       3.04%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   1/29/96    32.90%    -4.26%   N/A       5.17%
---------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                  8/12/02    49.41%      N/A    N/A      33.81%
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      3/30/01    24.98%      N/A    N/A      -4.57%
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            3/30/01    20.44%      N/A    N/A      -8.07%
---------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00     30.31%      N/A    N/A     -16.41%
---------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7/15/99    -2.81%      N/A    N/A       4.65%
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      7/15/99    17.51%      N/A    N/A       0.66%
---------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00     23.79%      N/A    N/A      -3.57%
---------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00     25.13%      N/A    N/A     -10.19%
---------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00     28.32%      N/A    N/A     -13.26%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           5/1/00     20.51%      N/A    N/A       5.42%
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            5/1/97     49.00%     6.07%   N/A      -5.34%
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97     27.74%    -0.31%   N/A       2.41%
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  5/1/97     27.47%     5.00%   N/A       5.93%
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/00     27.66%      N/A    N/A       0.86%
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A       N/A    N/A       1.66%
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A       N/A    N/A      18.63%
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A       N/A    N/A      12.16%
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                   7/15/99    28.91%      N/A    N/A      -7.46%
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/29/01    23.59%      N/A    N/A      -0.50%
---------------------------------------------------------------------------------------------------------
Technology Portfolio                                   12/20/99    43.66%      N/A    N/A     -26.47%
---------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99     36.97%      N/A    N/A       8.12%
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95     44.78%     8.78%   N/A      13.65%
---------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99     26.22%      N/A    N/A      12.72%
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95     39.00%     6.99%   N/A      14.79%

---------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 4% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                                                        ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                     1994    1995    1996    1997    1998     1999     2000    2001     2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -1.53%   7.86%   16.77%  10.27%  25.91%   27.46%  -17.15% -25.27%  -16.17%  29.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                    -12.32%  26.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                   29.60%   16.95%  -12.88% -13.32%  -24.91%  24.21%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities
Series                                                             31.00%  20.13% -22.46%    3.12%   28.73%   4.91%   10.29%  36.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            -0.14%  28.82%   10.79%  19.17%  27.96%   27.63%  -19.09% -35.64%  -26.02%  24.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.91%  -29.95%  44.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.20%   4.03%    3.36%   3.52%   3.43%    3.16%    4.34%   2.16%   -0.20%  -0.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -6.97%  21.59%   10.63%   9.33%  -5.67%    3.78%    4.79%   4.39%    8.24%  12.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                         17.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  18.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                             27.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                         36.72%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture Series                                                                                     15.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    28.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      22.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                           -12.58% -25.07%  -29.98%  18.89%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series                                                                       -7.06%  -7.49%  -16.85%  25.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -34.14%  -38.58%  46.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                   15.16%   -8.09%  -9.64%  -23.75%  25.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -3.00%  16.37%    7.32%  18.83%  18.88%    9.50%   -1.01%   0.23%  -12.99%  17.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                        22.37%   30.10% -19.28%  -23.18%  21.89%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series                                             -11.71%   15.06%  21.02%  -10.01%  38.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                             13.90%  -10.00%  41.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                        43.34%   11.95% -26.49%  -33.58%  26.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                      15.33%  42.41%   52.55%  -12.88% -28.53%  -36.02%  35.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                                                                                        50.93%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.87%  33.54%   15.70%  11.70%  17.41%   42.32%  -12.32% -24.51%  -25.57%  27.45%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       2.39%  34.09%   13.18%  21.73%  30.31%   27.84%  -16.00% -13.97%  -31.38%  23.08%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          10.25%  17.78%  55.33%   75.24%  -26.03% -17.29%  -34.97%  32.57%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7.04%    2.54%   6.86%   5.95%   -2.17%    9.23%   5.31%    7.30%   0.73%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        18.48%   12.48%  12.03%   1.07%    0.69%  -10.47%  -0.24%   -0.23%  20.26%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                               27.88%   22.18%   -8.19% -13.78%  -10.88%  26.30%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                        22.53%    2.53%  -18.48% -15.82%  -23.17%  27.59%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                      37.17%   35.11%  -12.48% -19.05%  -31.32%  30.66%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                              15.58%  -1.77%   11.78%   11.47%   5.33%  -13.22%  23.15%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                              -30.51% -22.30%   50.88%  -33.12%  -9.56%   -1.74%  50.55%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -4.04%  13.66%   21.78%  11.86%   7.31%   21.30%   -3.91% -17.35%  -19.87%  30.10%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            -4.76%  20.33%   16.70%  13.46%   4.42%   20.61%   -1.53% -11.39%   -5.92%  29.84%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          10.66%   19.04%  11.42%   6.98%   18.92%   -0.13%  -2.89%  -19.79%  30.02%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                     28.00%   21.31%  -21.56% -24.80%  -36.75%  36.97%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                     27.83%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                              19.68%   25.61%  -17.98% -25.90%  -22.85%  31.22%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                  26.67%   18.48%  -10.67% -13.60%  -23.56%  26.11%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                -24.80% -49.68%  -49.79%  45.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                          -3.14% -27.80%  -16.65%  38.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     29.93%  -3.03%  14.49%  122.93%  -29.00% -22.54%  -15.21%  46.49%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                         7.73%   7.34%   -9.10%  28.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                      44.30%  27.38%   6.97%   23.10%   -9.62%   9.60%  -18.14%  40.93%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.475% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:


Value of hypothetical pre-existing account with exactly one
   Unit at the beginning of the period:.........................       $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:.....................................        0.999828
Calculation:
   Ending account value.........................................        0.999828
   Less beginning account value.................................        1.000000
   Net change in account value..................................       -0.000172
Base period return:
   (Net adjusted change/beginning account value)................       -0.000172
Current yield = return x (365/7) =..............................          -0.90%
Effective yield = [(1 + return)(365)/7] -1 =....................          -0.89%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II          =  a hypothetical initial payment of $1,000

    R           =  average annual total return for the period

    n           =  number of years in the period

    ERV         =  ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial Average(SM) (1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Financial World
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM) (1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the Guaranteed Interest Account and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.


VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account (Phoenix Premium Edge(R)) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

















----------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                            [LOGO]PHOENIX
                                                         WEALTH MANAGEMENT(R)




                            PHOENIX
                          PREMIUM
                               EDGE(R)
--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

            PHL VARIABLE ACCUMULATION ACCOUNT
            DECEMBER 31, 2003
















--------------------------------------------------------------------------------
VA0194AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      4,359,809   $      1,077,652   $      2,127,455   $      1,098,907
                                                        =================  =================  =================  =================
     Investment at market                               $      4,403,299   $      1,251,223   $      1,927,635   $      1,192,658
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          4,403,299          1,251,223          1,927,635          1,192,658
LIABILITIES
     Accrued expenses                                              6,127              1,719              2,744              1,656
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      4,397,172   $      1,249,504   $      1,924,891   $      1,191,002
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 3,184,286            531,598          1,319,689            610,021
                                                        =================  =================  =================  =================
Unit value                                              $       1.380833   $       2.350471   $       1.458596   $       1.952393
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      9,432,604   $      9,581,793   $      2,528,052   $      6,454,351
                                                        =================  =================  =================  =================
     Investment at market                               $     11,678,513   $      6,639,687   $      2,655,571   $      6,454,351
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                         11,678,513          6,639,687          2,655,571          6,454,351
LIABILITIES
     Accrued expenses                                             16,269              9,305              3,692              9,127
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $     11,662,244   $      6,630,382   $      2,651,879   $      6,445,224
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 3,244,886          6,943,835          2,411,822          3,119,976
                                                        =================  =================  =================  =================
Unit value                                              $       3.594039   $       0.954860   $       1.099533   $       2.065793
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $     12,910,242   $      2,155,506   $      7,953,308   $      4,888,762
                                                        =================  =================  =================  =================
     Investment at market                               $     13,702,792   $      2,175,127   $      8,199,120   $      5,288,339
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                         13,702,792          2,175,127          8,199,120          5,288,339
LIABILITIES
     Accrued expenses                                             18,865              3,345             11,721              7,372
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $     13,683,927   $      2,171,782   $      8,187,399   $      5,280,967
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 5,204,763          2,129,159          3,253,621          2,348,288
                                                        =================  =================  =================  =================
Unit value                                              $       2.629117   $       1.020019   $       2.516395   $       2.248860
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        385,504   $      2,236,973   $        817,127   $        310,400
                                                        =================  =================  =================  =================
     Investment at market                               $        439,686   $      2,604,075   $        901,411   $        350,941
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            439,686          2,604,075            901,411            350,941
LIABILITIES
     Accrued expenses                                                561              3,386              1,225                476
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        439,125   $      2,600,689   $        900,186   $        350,465
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   184,811          1,069,488            338,423            138,452
                                                        =================  =================  =================  =================
Unit value                                              $       2.376091   $       2.431713   $       2.659948   $       2.531290
                                                        =================  =================  =================  =================


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                          ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      2,474,831   $      3,770,539   $      1,264,823   $     10,466,090
                                                        =================  =================  =================  =================
     Investment at market                               $      2,605,825   $      4,325,288   $      1,436,282   $      8,527,044
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          2,605,825          4,325,288          1,436,282          8,527,044
LIABILITIES
     Accrued expenses                                              3,602              5,684              1,823             12,051
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      2,602,223   $      4,319,604   $      1,434,459   $      8,514,993
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,062,286          1,708,804            589,042          8,179,110
                                                        =================  =================  =================  =================
Unit value                                              $       2.449646   $       2.527852   $       2.435240   $       1.041066
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        883,627   $      2,571,733   $      3,055,668   $      2,799,872
                                                        =================  =================  =================  =================
     Investment at market                               $        980,979   $      2,933,970   $      3,327,700   $      2,941,323
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            980,979          2,933,970          3,327,700          2,941,323
LIABILITIES
     Accrued expenses                                              1,379              4,064              4,715              4,080
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        979,600   $      2,929,906   $      3,322,985   $      2,937,243
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   501,261          1,334,067          1,697,864          3,411,336
                                                        =================  =================  =================  =================
Unit value                                              $       1.954270   $       2.196221   $       1.957156   $       0.861024
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)


                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      8,127,011   $     11,216,923   $     11,605,677   $      1,430,655
                                                        =================  =================  =================  =================
     Investment at market                               $      8,024,078   $     11,543,594   $     10,727,518   $      1,622,682
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          8,024,078         11,543,594         10,727,518          1,622,682
LIABILITIES
     Accrued expenses                                             11,121             16,166             15,008              2,250
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      8,012,957   $     11,527,428   $     10,712,510   $      1,620,432
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 4,998,162          5,667,987          6,007,764            728,382
                                                        =================  =================  =================  =================
Unit value                                              $       1.603181   $       2.033778   $       1.783111   $       2.224699
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      8,798,711   $      5,646,310   $      6,956,693   $      5,690,266
                                                        =================  =================  =================  =================
     Investment at market                               $     10,447,399   $      6,697,184   $      5,085,292   $      3,855,616
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                         10,447,399          6,697,184          5,085,292          3,855,616
LIABILITIES
     Accrued expenses                                             14,407              9,095              7,133              5,444
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $     10,432,992   $      6,688,089   $      5,078,159   $      3,850,172
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 3,038,845          2,366,471          4,598,370          4,128,237
                                                        =================  =================  =================  =================
Unit value                                              $       3.433209   $       2.826186   $       1.104339   $       0.932643
                                                        =================  =================  =================  =================


                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVRAGED
                                                         SMALL-CAP GR0WTH    APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      1,498,012   $      2,639,242   $      1,955,577   $      4,717,664
                                                        =================  =================  =================  =================
     Investment at market                               $      1,729,426   $      2,965,870   $      1,877,691   $      5,017,865
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          1,729,426          2,965,870          1,877,691          5,017,865
LIABILITIES
     Accrued expenses                                              2,324              4,063              2,658              6,956
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      1,727,102   $      2,961,807   $      1,875,033   $      5,010,909
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   570,877          1,781,611          1,171,694          4,606,160
                                                        =================  =================  =================  =================
Unit value                                              $       3.025351   $       1.662433   $       1.600277   $       1.087871
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)


                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $     20,531,268   $     11,383,970   $      6,156,532   $      1,434,612
                                                        =================  =================  =================  =================
     Investment at market                               $     20,889,557   $     12,306,738   $      7,237,771   $      1,637,041
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                         20,889,557         12,306,738          7,237,771          1,637,041
LIABILITIES
     Accrued expenses                                             30,237             16,944             10,120              2,311
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $     20,859,320   $     12,289,794   $      7,227,651   $      1,634,730
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 8,691,159          5,642,867          3,996,879          1,178,485
                                                        =================  =================  =================  =================
Unit value                                              $       2.400062   $       2.177934   $       1.808324   $       1.387144
                                                        =================  =================  =================  =================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES        MARKETS            FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      5,311,065   $      5,155,333   $        126,189   $      3,409,333
                                                        =================  =================  =================  =================
     Investment at market                               $      5,759,163   $      5,601,268   $        164,532   $      3,467,538
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          5,759,163          5,601,268            164,532          3,467,538
LIABILITIES
     Accrued expenses                                              7,966              7,517                230              4,891
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      5,751,197   $      5,593,751   $        164,302   $      3,462,647
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 4,750,375          2,396,070             74,187          2,098,614
                                                        =================  =================  =================  =================
Unit value                                              $       1.210683   $       2.334552   $       2.214693   $       1.649968
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON
                                                          GLOBAL ASSET          GROWTH         RYDEX VARIABLE     RYDEX VARIABLE
                                                           ALLOCATION         SECURITIES          TRUST JUNO        TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        178,054   $      4,244,088   $        717,892   $      1,371,366
                                                        =================  =================  =================  =================
     Investment at market                               $        184,682   $      4,780,331   $        693,513   $      1,611,731
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            184,682          4,780,331            693,513          1,611,731
LIABILITIES
     Accrued expenses                                                315              6,241                946              2,119
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        184,367   $      4,774,090   $        692,567   $      1,609,612
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    88,334          2,348,884            659,925          1,327,277
                                                        =================  =================  =================  =================
Unit value                                              $       2.087192   $       2.032493   $       1.049462   $       1.212718
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)


                                                         RYDEX VARIABLE      SCUDDER VIT         SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY       EQUITY 500
                                                            ROTATION            INDEX              INDEX            TECHNOLOGY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        527,517   $      2,202,633   $      6,296,954   $      2,360,985
                                                        =================  =================  =================  =================
     Investment at market                               $        561,006   $      2,403,212   $      6,992,285   $      1,268,643
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            561,006          2,403,212          6,992,285          1,268,643
LIABILITIES
     Accrued expenses                                                671              3,368              8,978              1,908
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        560,335   $      2,399,844   $      6,983,307   $      1,266,735
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   487,042          1,745,394          3,406,841          2,679,978
                                                        =================  =================  =================  =================
Unit value                                              $       1.150485   $       1.374959   $       2.049790   $       0.472666
                                                        =================  =================  =================  =================


                                                                                WANGER                              WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER             SMALLER
                                                             FORTY            SMALL CAP            TWENTY            COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      2,956,553   $      6,384,178   $      2,529,071   $      9,042,112
                                                        =================  =================  =================  =================
     Investment at market                               $      3,108,178   $      6,837,899   $      3,026,552   $     11,269,129
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          3,108,178          6,837,899          3,026,552         11,269,129
LIABILITIES
     Accrued expenses                                              4,265              9,375              4,139             16,152
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      3,103,913   $      6,828,524   $      3,022,413   $     11,252,977
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 2,080,464          4,794,487          1,174,286          4,116,304
                                                        =================  =================  =================  =================
Unit value                                              $       1.491933   $       1.424245   $       2.573829   $       2.733758
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         67,308   $              -   $         19,998   $          4,377
Expenses
     Mortality and expense fees                                   60,626             12,070             28,515             10,187
     Indexing (gain) loss                                          1,598                342                744                260
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       5,084            (12,412)            (9,261)            (6,070)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                 184,099                238             64,012              1,953
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                            1,038,782            202,105            391,462            146,955
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                 1,222,881            202,343            455,474            148,908
Net increase (decrease) in net assets resulting from
     operations                                         $      1,227,965   $        189,931   $        446,213   $        142,838
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $        279,070   $          4,975   $              -   $        101,902
Expenses
     Mortality and expense fees                                  143,727             87,248             28,640            233,403
     Indexing (gain) loss                                          4,619              2,141                993              1,849
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     130,724            (84,414)           (29,633)          (133,350)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                 157,414            (52,011)           (10,843)                 -
Net realized gain distribution from Fund                         324,013                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                            2,100,432          1,301,857            622,239                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                 2,581,859          1,249,846            611,396                  -
Net increase (decrease) in net assets resulting from
     operations                                         $      2,712,583   $      1,165,432   $        581,763   $       (133,350)
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $        752,217   $         44,868   $        276,555   $         26,598
Expenses
     Mortality and expense fees                                  176,337             11,912            123,461             37,430
     Indexing (gain) loss                                          2,666                173              1,341                822
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     573,214             32,783            151,753            (11,654)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     303              8,500            (20,620)             5,302
Net realized gain distribution from Fund                               -                  -            163,194             32,880
Net change in unrealized appreciation (depreciation)
     on investments                                              731,153             19,621             27,752            402,659
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                   731,456             28,121            170,326            440,841
Net increase (decrease) in net assets resulting from
     operations                                         $      1,304,670   $         60,904   $        322,079   $        429,187
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          3,188   $         13,473   $            664   $          1,278
Expenses
     Mortality and expense fees                                    3,403             16,555              3,978              2,623
     Indexing (gain) loss                                            110                498                147                 78
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                        (325)            (3,580)            (3,461)            (1,423)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     716               (147)            (1,570)               206
Net realized gain distribution from Fund                             234              2,238              8,193              6,559
Net change in unrealized appreciation (depreciation)
     on investments                                               50,105            364,503             84,377             40,631
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                    51,055            366,594             91,000             47,396
Net increase (decrease) in net assets resulting from
     operations                                         $         50,730   $        363,014   $         87,539   $         45,973
                                                        =================  =================  =================  =================


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                          ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         85,481   $         16,779   $          5,762   $              -
Expenses
     Mortality and expense fees                                   22,920             28,925              9,624            103,888
     Indexing (gain) loss                                            432                882                310              2,432
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      62,129            (13,028)            (4,172)          (106,320)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,823                912              1,997            (16,790)
Net realized gain distribution from Fund                          21,348              8,155              7,092                  -
Net change in unrealized appreciation (depreciation)
     on investments                                              129,339            551,035            167,915          1,271,925
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                   153,510            560,102            177,004          1,255,135
Net increase (decrease) in net assets resulting from
     operations                                         $        215,639   $        547,074   $        172,832   $      1,148,815
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          4,605   $         35,939   $         44,316   $              -
Expenses
     Mortality and expense fees                                    9,394             32,860             41,171             30,130
     Indexing (gain) loss                                            227                864                994              1,116
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      (5,016)             2,215              2,151            (31,246)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                    (457)            15,970             17,010             16,736
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                              128,176            487,130            616,470            686,880
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                   127,719            503,100            633,480            703,616
Net increase (decrease) in net assets resulting from
     operations                                         $        122,703   $        505,315   $        635,631   $        672,370
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                      PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST      BERNSTEIN
                                                             INCOME           ALLOCATION        VALUE EQUITY       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         68,538   $        252,004   $         80,318   $         20,047
Expenses
     Mortality and expense fees                                   91,315            150,128            137,128             16,015
     Indexing (gain) loss                                          2,425              3,017              3,138                457
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     (25,202)            98,859            (59,948)             3,575
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                 (10,116)               989            (11,362)            (3,689)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                            1,395,135          1,477,652          1,819,545            286,388
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                 1,385,019          1,478,641          1,808,183            282,699
Net increase (decrease) in net assets resulting from
     operations                                         $      1,359,817   $      1,577,500   $      1,748,235   $        286,274
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         16,198   $              -   $              -   $              -
Expenses
     Mortality and expense fees                                  121,634             70,809             66,666             45,082
     Indexing (gain) loss                                          4,161              2,500              1,785              1,297
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                    (109,597)           (73,309)           (68,451)           (46,379)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (7,804)           (19,968)            (2,155)           (12,822)
Net realized gain distribution from Fund                         316,189            104,859                  -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                            2,453,710          1,614,462          1,037,167            873,045
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                 2,762,095          1,699,353          1,035,012            860,223
Net increase (decrease) in net assets resulting from
     operations                                         $      2,652,498   $      1,626,044   $        966,561   $        813,844
                                                        =================  =================  =================  =================


                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER           LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -   $          5,204   $              -
Expenses
     Mortality and expense fees                                   12,925             28,763             22,430             53,037
     Indexing (gain) loss                                            562                832                611              1,467
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     (13,487)           (29,595)           (17,837)           (54,504)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  21,457                511              4,253           (246,120)
Net realized gain distribution from Fund                          92,207                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investments                                              232,809            488,344            320,959          1,173,879
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                   346,473            488,855            325,212            927,759
Net increase (decrease) in net assets resulting from
     operations                                         $        332,986   $        459,260   $        307,375   $        873,255
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                         FEDERATED FUND
                                                            FOR U.S.         FEDERATED HIGH
                                                           GOVERNMENT       INCOME BOND FUND
                                                           SECURITIES         II -- PRIMARY          VIP            VIP GROWTH
                                                               II                SHARES          CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $        658,428   $      1,063,743   $         14,689   $           8,334
Expenses
     Mortality and expense fees                                  311,732            175,250             79,154              20,961
     Indexing (gain) loss                                          2,783              3,325              2,208                 563
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     343,913            885,168            (66,673)            (13,190)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,238            524,864            (61,030)            (47,901)
Net realized gain distribution from Fund                          85,392                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                             (290,797)         1,034,137          1,383,155             380,854
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                  (204,167)         1,559,001          1,322,125             332,953
Net increase (decrease) in net assets resulting from
     operations                                         $        139,746   $      2,444,169   $      1,255,452   $         319,763
                                                        =================  =================  =================  =================


                                                                                                 TEMPLETON
                                                                                                 DEVELOPING           TEMPLETON
                                                                VIP          MUTUAL SHARES        MARKETS              FOREIGN
                                                              GROWTH           SECURITIES        SECURITIES           SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          6,564   $         32,960   $          1,534   $          38,427
Expenses
     Mortality and expense fees                                   63,918             53,009              2,127              43,921
     Indexing (gain) loss                                          1,915              1,245                 93               1,157
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                     (59,269)           (21,294)              (686)             (6,651)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                (265,220)             1,080             (2,568)            172,115
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                            1,422,939            771,768             58,834             689,336
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                 1,157,719            772,848             56,266             861,451
Net increase (decrease) in net assets resulting from
     operations                                         $      1,098,450   $        751,554   $         55,580   $         854,800
                                                        =================  =================  =================  =================


                                                            TEMPLETON
                                                           GLOBAL ASSET    TEMPLETON GROWTH    RYDEX VARIABLE      RYDEX VARIABLE
                                                            ALLOCATION        SECURITIES         TRUST JUNO          TRUST NOVA
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(2)        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          4,936   $         39,443   $              -   $               -
Expenses
     Mortality and expense fees                                    3,029             41,836              3,502              10,291
     Indexing (gain) loss                                            101              1,326                 20                 362
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       1,806             (3,719)            (3,522)            (10,653)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   7,241             (1,615)             3,223                 867
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               42,402            878,375            (24,379)            240,365
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investments                                    49,643            876,760            (21,156)            241,232
Net increase (decrease) in net assets resulting from
     operations                                         $         51,449   $        873,041   $        (24,678)  $         230,579
                                                        =================  =================  =================  =================


                         Notes to Financial Statements
                                      SA-9

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                          RYDEX VARIABLE       SCUDDER VIT      SCUDDER VIT
                                                           TRUST SECTOR      EAFE(R) EQUITY      EQUITY 500
                                                             ROTATION            INDEX             INDEX             TECHNOLOGY
                                                           SUBACCOUNT(2)       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $              -   $         51,909   $         20,135   $               -
Expenses
     Mortality and expense fees                                    2,040             23,779             42,429              13,297
     Indexing (gain) loss                                             51                139                853                 498
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (2,091)            27,991            (23,147)            (13,795)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     128             (1,347)            (9,585)              2,661
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                               33,489            448,186            797,719             264,597
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                    33,617            446,839            788,134             267,258
Net increase (decrease) in net assets resulting from
     operations                                         $         31,526   $        474,830   $        764,987           $ 253,463
                                                        =================  =================  =================   =================


                                                                                WANGER                              WANGER U.S.
                                                         WANGER FOREIGN      INTERNATIONAL         WANGER             SMALLER
                                                             FORTY            SMALL CAP            TWENTY            COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          3,740   $          8,540   $              -   $               -
Expenses
     Mortality and expense fees                                   26,413             61,070             33,417             133,309
     Indexing (gain) loss                                            968              2,162                873               4,845
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (23,641)           (54,692)           (34,290)           (138,154)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,464             (1,983)            50,252             (21,824)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investments                                              679,693          1,722,392            495,114           3,084,122
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investments                                   682,157          1,720,409            545,366           3,062,298
Net increase (decrease) in net assets resulting from
     operations                                         $        658,516   $      1,665,717   $        511,076    $      2,924,144
                                                        =================  =================  =================   =================













Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception June 4, 2003 to December 31, 2003.
(2) From inception June 5, 2003 to December 31, 2003.



                         Notes to Financial Statements
                                      SA-10

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          5,084   $        (12,412)  $         (9,261)   $         (6,070)
     Net realized gain (loss)                                    184,099                238             64,012               1,953
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,038,782            202,105            391,462             146,955
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,227,965            189,931            446,213             142,838
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        221,531            182,089             31,562             235,021
     Participant transfers                                       911,699 +          508,947            140,364             483,309
     Participant withdrawals                                    (241,602)           (54,216)          (174,669)            (35,692)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           891,628            636,820             (2,743)            682,638
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     2,119,593            826,751            443,470             825,476

NET ASSETS
     Beginning of period                                       2,277,579            422,753          1,481,421             365,526
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      4,397,172   $      1,249,504   $      1,924,891    $      1,191,002
                                                        =================  =================  =================   =================


                                                         PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL        SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH              GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        130,724   $        (84,414)  $        (29,633)   $       (133,350)
     Net realized gain (loss)                                    481,427            (52,011)           (10,843)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                        2,100,432          1,301,857            622,239                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         2,712,583          1,165,432            581,763            (133,350)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,097,992            465,525            268,396           3,792,726
     Participant transfers                                    (1,751,302)           537,964            590,195             849,078
     Participant withdrawals                                    (382,320)          (470,877)          (104,198)        (21,473,087)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        (1,035,630)           532,612            754,393         (16,831,283)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,676,953          1,698,044          1,336,156         (16,964,633)

NET ASSETS
     Beginning of period                                       9,985,291          4,932,338          1,315,723          23,409,857
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     11,662,244   $      6,630,382   $      2,651,879    $      6,445,224
                                                        =================  =================  =================   =================


                         Notes to Financial Statements
                                      SA-11

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)



                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        573,214   $         32,783   $        151,753    $        (11,654)
     Net realized gain (loss)                                        303              8,500            142,574              38,182
     Net change in unrealized appreciation (depreciation)
         on investments                                          731,153             19,621             27,752             402,659
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,304,670             60,904            322,079             429,187
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,772,601          1,472,466            858,248             673,324
     Participant transfers                                     4,091,218            646,336          1,345,128           4,160,898
     Participant withdrawals                                  (1,150,089)            (7,924)          (342,352)           (138,431)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         4,713,730          2,110,878          1,861,024           4,695,791
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     6,018,400          2,171,782          2,183,103           5,124,978

NET ASSETS
     Beginning of period                                       7,665,527                  -          6,004,296             155,989
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     13,683,927   $      2,171,782   $      8,187,399    $      5,280,967
                                                        =================  =================  =================   =================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP        PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE          U.S. MULTI-CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (325)  $         (3,580)  $         (3,461)   $         (1,423)
     Net realized gain (loss)                                        950              2,091              6,623               6,765
     Net change in unrealized appreciation (depreciation)
         on investments                                           50,105            364,503             84,377              40,631
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            50,730            363,014             87,539              45,973
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         92,800            623,475             67,967              87,832
     Participant transfers                                       184,486          1,435,853            718,200             221,684
     Participant withdrawals                                      (2,836)           (33,259)            (6,433)             (7,408)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           274,450          2,026,069            779,734             302,108
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       325,180          2,389,083            867,273             348,081

NET ASSETS
     Beginning of period                                         113,945            211,606             32,913               2,384
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        439,125   $      2,600,689   $        900,186    $        350,465
                                                        =================  =================  =================   =================


                         Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)



                                                                                                                   PHOENIX-MFS
                                                          PHOENIX-LORD      PHOENIX-LORD        PHOENIX-LORD        INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP    ABBETT MID-CAP         GROWTH
                                                         BOND-DEBENTURE         VALUE              VALUE              STOCK
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         62,129   $        (13,028)  $         (4,172)  $       (106,320)
     Net realized gain (loss)                                     24,171              9,067              9,089            (16,790)
     Net change in unrealized appreciation (depreciation)
         on investments                                          129,339            551,035            167,915          1,271,925
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           215,639            547,074            172,832          1,148,815
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        731,738            807,280            328,842            734,219
     Participant transfers                                     1,371,905          2,657,894            775,387           2,442,804++
     Participant withdrawals                                    (196,063)           (67,663)           (22,133)          (400,803)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,907,580          3,397,511          1,082,096          2,776,220
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     2,123,219          3,944,585          1,254,928          3,925,035
NET ASSETS
     Beginning of period                                         479,004            375,019            179,531          4,589,958
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $      2,602,223   $      4,319,604   $      1,434,459   $      8,514,993
                                                        =================  =================  =================  =================


                                                                                                                      PHOENIX-
                                                                                                                      NORTHERN
                                                           PHOENIX-MFS        PHOENIX-MFS         PHOENIX-           NASDAQ-100
                                                         INVESTORS TRUST        VALUE          NORTHERN DOW 30        INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         (5,016)   $         2,215   $          2,151    $        (31,246)
     Net realized gain (loss)                                       (457)            15,970             17,010              16,736
     Net change in unrealized appreciation (depreciation)
         on investments                                          128,176            487,130            616,470             686,880
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           122,703            505,315            635,631             672,370
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        104,495            275,351            174,457             398,023
     Participant transfers                                       421,314          1,174,678            737,212             914,622
     Participant withdrawals                                     (38,046)          (168,233)          (204,180)            (94,466)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           487,763          1,281,796            707,489           1,218,179
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       610,466          1,787,111          1,343,120           1,890,549
NET ASSETS
     Beginning of period                                         369,134          1,142,795          1,979,865           1,046,694
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        979,600   $      2,929,906   $      3,322,985    $      2,937,243
                                                        =================  =================  =================   =================

                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                   PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST  PHOENIX-OAKHURST   PHOENIX-OAKHURST        BERNSTEIN
                                                            GROWTH AND         STRATEGIC           VALUE               GLOBAL
                                                              INCOME          ALLOCATION           EQUITY              VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (25,202)  $         98,859   $        (59,948)   $          3,575
     Net realized gain (loss)                                    (10,116)               989            (11,362)             (3,689)
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,395,135          1,477,652          1,819,545             286,388
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,359,817          1,577,500          1,748,235             286,274
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        786,673            782,808            889,324             145,231
     Participant transfers                                     1,988,533          1,582,971          1,018,364             672,288
     Participant withdrawals                                    (717,580)          (874,365)          (475,649)           (152,356)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         2,057,626          1,491,414          1,432,039             665,163
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     3,417,443          3,068,914          3,180,274             951,437
NET ASSETS
     Beginning of period                                       4,595,514          8,458,514          7,532,236             668,995
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      8,012,957   $     11,527,428   $     10,712,510    $      1,620,432
                                                        =================  =================  =================   =================


                                                          PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP          MID-CAP            STRATEGIC
                                                              VALUE              VALUE             GROWTH              THEME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $       (109,597)  $        (73,309)  $        (68,451)   $        (46,379)
     Net realized gain (loss)                                    308,385             84,891             (2,155)            (12,822)
     Net change in unrealized appreciation (depreciation)
         on investments                                        2,453,710          1,614,462          1,037,167             873,045
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         2,652,498          1,626,044            966,561             813,844
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        601,042            459,238            533,950             129,685
     Participant transfers                                     1,307,554          1,281,650            283,524           1,064,022
     Participant withdrawals                                    (410,486)          (268,230)          (225,956)           (159,028)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,498,110          1,472,658            591,518           1,034,679
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     4,150,608          3,098,702          1,558,079           1,848,523
NET ASSETS
     Beginning of period                                       6,282,384          3,589,387          3,520,080           2,001,649
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     10,432,992   $      6,688,089   $      5,078,159    $      3,850,172
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                          STREET RESEARCH                                          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER        LEVERAGED
                                                             GROWTH          APPRECIATION         EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (13,487)  $        (29,595)  $        (17,837)   $        (54,504)
     Net realized gain (loss)                                    113,664                511              4,253            (246,120)
     Net change in unrealized appreciation (depreciation)
         on investments                                          232,809            488,344            320,959           1,173,879
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           332,986            459,260            307,375             873,255
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        356,784            611,833            356,119             775,085
     Participant transfers                                     1,025,618            983,164            310,415           1,418,909
     Participant withdrawals                                     (19,195)           (90,757)          (138,029)           (315,090)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,363,207          1,504,240            528,505           1,878,904
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,696,193          1,963,500            835,880           2,752,159
NET ASSETS
     Beginning of period                                          30,909            998,307          1,039,153           2,258,750
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      1,727,102   $      2,961,807   $      1,875,033    $      5,010,909
                                                        =================  =================  =================   =================


                                                         FEDERATED FUND    FEDERATED HIGH
                                                            FOR U.S.       INCOME BOND FUND
                                                           GOVERNMENT         FUND II --                            VIP GROWTH
                                                         SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        343,913   $        885,168   $        (66,673)    $       (13,190)
     Net realized gain (loss)                                     86,630            524,864            (61,030)            (47,901)
     Net change in unrealized appreciation (depreciation)
         on investments                                         (290,797)         1,034,137          1,383,155             380,854
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           139,746          2,444,169          1,255,452             319,763
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      2,216,634            943,591            613,005              44,168
     Participant transfers                                     4,426,953          5,198,512          2,154,376             253,060
     Participant withdrawals                                  (1,637,220)          (595,425)          (309,819)           (165,805)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         5,006,367          5,546,678          2,457,562             131,423
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     5,146,113          7,990,847          3,713,014             451,186
NET ASSETS
     Beginning of period                                      15,713,207          4,298,947          3,514,637           1,183,544
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     20,859,320   $     12,289,794   $      7,227,651    $      1,634,730
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING          TEMPLETON
                                                              VIP           MUTUAL SHARES         MARKETS             FOREIGN
                                                             GROWTH           SECURITIES         SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (59,269)  $        (21,294)  $           (686)   $         (6,651)
     Net realized gain (loss)                                   (265,220)             1,080             (2,568)            172,115
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,422,939            771,768             58,834             689,336
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,098,450            751,554             55,580             854,800
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        617,630            355,203                378             604,795
     Participant transfers                                     1,207,138          2,333,562             (1,433)            504,922
     Participant withdrawals                                    (220,030)          (340,788)           (27,819)           (167,063)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,604,738          2,347,977            (28,874)            942,654
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     2,703,188          3,099,531             26,706           1,797,454
NET ASSETS
     Beginning of period                                       3,048,009          2,494,220            137,596           1,665,193
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      5,751,197   $      5,593,751   $        164,302    $      3,462,647
                                                        =================  =================  =================   =================


                                                           TEMPLETON
                                                          GLOBAL ASSET    TEMPLETON GROWTH     RYDEX VARIABLE      RYDEX VARIABLE
                                                           ALLOCATION         SECURITIES         TRUST JUNO          TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          1,806   $         (3,719)  $         (3,522)   $        (10,653)
     Net realized gain (loss)                                      7,241             (1,615)             3,223                 867
     Net change in unrealized appreciation (depreciation)
         on investments                                           42,402            878,375            (24,379)            240,365
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            51,449            873,041            (24,678)            230,579
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            151            323,141             55,730             221,992
     Participant transfers                                         1,067          2,299,092            671,495           1,185,190
     Participant withdrawals                                     (39,734)           (69,001)            (9,980)            (28,149)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (38,516)         2,553,232            717,245           1,379,033
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        12,933          3,426,273            692,567           1,609,612
NET ASSETS
     Beginning of period                                         171,434          1,347,817                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        184,367   $      4,774,090   $        692,567    $       1,609,612
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE      SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY      SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         (2,091)  $         27,991   $        (23,147)   $        (13,795)
     Net realized gain (loss)                                        128             (1,347)            (9,585)              2,661
     Net change in unrealized appreciation (depreciation)
         on investments                                           33,489            448,186            797,719             264,597
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            31,526            474,830            764,987             253,463
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         82,485            181,246          1,335,844              96,823
     Participant transfers                                       451,632            954,447          4,075,444             482,952
     Participant withdrawals                                      (5,308)           (82,244)           (96,293)            (31,473)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           528,809          1,053,449          5,314,995             548,302
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       560,335          1,528,279          6,079,982             801,765
NET ASSETS
     Beginning of period                                               -            871,565            903,325             464,970
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        560,335   $      2,399,844   $      6,983,307    $      1,266,735
                                                        =================  =================  =================   =================


                                                                               WANGER                               WANGER U.S.
                                                          WANGER FOREIGN    INTERNATIONAL                             SMALLER
                                                             FORTY            SMALL CAP        WANGER TWENTY         COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (23,641)  $        (54,692)  $        (34,290)   $       (138,154)
     Net realized gain (loss)                                      2,464             (1,983)            50,252             (21,824)
     Net change in unrealized appreciation (depreciation)
         on investments                                          679,693          1,722,392            495,114           3,084,122
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           658,516          1,665,717            511,076           2,924,144
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        106,966            647,665            230,903           1,121,985
     Participant transfers                                     1,387,975          2,500,243          1,186,275           1,532,045
     Participant withdrawals                                     (74,463)          (163,440)          (118,910)           (475,017)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,420,478          2,984,468          1,298,268           2,179,013
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     2,078,994          4,650,185          1,809,344           5,103,157
NET ASSETS
     Beginning of period                                       1,024,919          2,178,339          1,213,069           6,149,820
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      3,103,913   $      6,828,524   $      3,022,413    $     11,252,977
                                                        =================  =================  =================   =================



+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 4, 2003 to December 31, 2003.
(2) From inception June 5, 2003 to December 31, 2003.


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                            PHOENIX-          PHOENIX-                            PHOENIX-ALLIANCE/
                                                            ABERDEEN         ABERDEEN NEW       PHOENIX-AIM          BERNSTEIN
                                                          INTERNATIONAL         ASIA           MID-CAP EQUITY      GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (19,151)   $         9,423    $        (3,752)    $        (1,857)
  Net realized gain (loss)                                       108,986            (32,522)            (2,315)             (5,470)
  Net unrealized appreciation (depreciation)                    (370,928)           (56,748)           (31,444)            (55,183)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (281,093)           (79,847)           (37,511)            (62,510)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           836,676            103,064            173,076             136,904
  Participant transfers                                         (452,054)           784,527            219,555             189,756
  Participant withdrawals                                       (144,840)           (68,447)            (4,530)             (4,052)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                239,782            819,144            388,101             322,608
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          (41,311)           739,297            350,590             260,098
NET ASSETS
  Beginning of period                                          2,318,890            139,641             72,163             105,428
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     2,277,579    $       878,938    $       422,753     $       365,526
                                                        =================  =================  =================   =================


                                                                               PHOENIX-
                                                                               DEUTSCHE         PHOENIX-DUFF &         PHOENIX-
                                                            PHOENIX-          NASDAQ-100         PHELPS REAL           ENGEMANN
                                                         DEUTSCHE DOW 30        INDEX(R)      ESTATE SECURITIES     CAPITAL GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $          (446)   $       (13,184)   $       116,586     $       (83,739)
  Net realized gain (loss)                                       (21,332)           (18,473)            26,846            (152,358)
  Net unrealized appreciation (depreciation)                    (318,371)          (396,877)           104,511          (1,501,403)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (340,149)          (428,534)           247,943          (1,737,500)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           513,429            191,728            637,040             567,704
  Participant transfers                                          624,078            554,664          7,830,117           1,387,770
  Participant withdrawals                                        (61,450)           (18,139)          (279,414)           (626,753)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                              1,076,057            728,253          8,187,743           1,328,721
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          735,908            299,719          8,435,686            (408,779)
NET ASSETS
  Beginning of period                                          1,243,957            746,975          1,549,605           5,341,117
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     1,979,865    $     1,046,694    $     9,985,291     $     4,932,338
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)




                                                             PHOENIX-                             PHOENIX-
                                                         ENGEMANN SMALL         PHOENIX-        GOODWIN MULTI-        PHOENIX-
                                                            & MID-CAP        GOODWIN MONEY      SECTOR FIXED         HOLLISTER
                                                             GROWTH             MARKET            INCOME            VALUE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (15,214)   $       (44,503)   $       325,318     $       (49,795)
  Net realized gain (loss)                                        (9,705)                 -              2,089            (162,545)
  Net unrealized appreciation (depreciation)                    (301,595)                 -            156,770          (2,013,954)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (326,514)           (44,503)           484,177          (2,226,294)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           297,644          6,083,249            830,757           1,327,164
  Participant transfers                                          404,887         (9,255,230)         3,093,692           1,486,419
  Participant withdrawals                                        (48,322)        (3,196,805)          (248,249)           (338,371)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                654,209         (6,368,786)         3,676,200           2,475,212
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          327,695         (6,413,289)         4,160,377             248,918
NET ASSETS
  Beginning of period                                            988,028         29,823,146          3,505,150           7,283,318
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     1,315,723    $    23,409,857    $     7,665,527     $     7,532,236
                                                        =================  =================  =================   =================


                                                           PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH          PHOENIX-JANUS     PHOENIX-JANUS       PHOENIX-KAYNE
                                                         ENHANCED INDEX     FLEXIBLE INCOME         GROWTH          LARGE-CAP CORE
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (11,130)   $       133,324    $       (83,897)    $          (115)
  Net realized gain (loss)                                       (38,907)            14,945           (385,560)                (68)
  Net unrealized appreciation (depreciation)                    (468,452)           235,777         (1,807,029)             (3,082)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (518,489)           384,046         (2,276,486)             (3,265)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           122,153          1,294,075            294,072              73,660
  Participant transfers                                          289,071          3,097,739          2,261,116              85,966
  Participant withdrawals                                        (89,894)          (266,881)          (287,404)               (372)
                                                        -----------------  -----------------  -----------------   -----------------
Net increase (decrease) in net assets resulting
  from participant transactions                                  321,330          4,124,933          2,267,784             159,254
                                                        -----------------  -----------------  -----------------   -----------------
Net increase (decrease) in net assets                           (197,159)         4,508,979             (8,702)            155,989
NET ASSETS
  Beginning of period                                          1,678,580          1,495,317          4,598,660                   -
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     1,481,421    $     6,004,296    $     4,589,958     $       155,989
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT(2)      SUBACCOUNT(4)       SUBACCOUNT(2)      SUBACCOUNT(6)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $           445    $          (433)   $           (49)    $             3
  Net realized gain (loss)                                           449                117                 (4)                  -
  Net unrealized appreciation (depreciation)                       4,077              2,599                (93)                (90)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations                4,971              2,283               (146)                (87)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            39,951            104,726             25,677                  21
  Participant transfers                                           69,023            104,807              7,544               2,450
  Participant withdrawals                                              -               (210)              (162)                  -
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                108,974            209,323             33,059               2,471
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          113,945            211,606             32,913               2,384
NET ASSETS
  Beginning of period                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $       113,945    $       211,606    $        32,913     $         2,384
                                                        =================  =================  =================   =================


                                                          PHOENIX-LORD         PHOENIX-LORD      PHOENIX-LORD        PHOENIX-MFS
                                                          ABBETT BOND-       ABBETT LARGE-CAP   ABBETT MID-CAP       INVESTORS
                                                           DEBENTURE              VALUE             VALUE           GROWTH STOCK
                                                          SUBACCOUNT(2)        SUBACCOUNT(2)     SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $         6,361    $           (15)   $            47     $        (2,495)
  Net realized gain (loss)                                           544                116                 (7)                (11)
  Net unrealized appreciation (depreciation)                       1,655              3,714              3,544             (46,885)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations                8,560              3,815              3,584             (49,391)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           113,786            187,132            109,372             128,832
  Participant transfers                                          526,460            184,743             66,777             175,361
  Participant withdrawals                                       (169,802)              (671)              (202)             (3,971)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                470,444            371,204            175,947             300,222
                                                        -----------------  -----------------  -----------------   -----------------
Net increase (decrease) in net assets                            479,004            375,019            179,531             250,831
NET ASSETS
  Beginning of period                                                  -                  -                  -              15,081
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $       479,004    $       375,019    $       179,531     $       265,912
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                       PHOENIX-
                                                                                                   PHOENIX-            OAKHURST
                                                           PHOENIX-MFS         PHOENIX-MFS     OAKHURST GROWTH         STRATEGIC
                                                         INVESTORS TRUST          VALUE           AND INCOME          ALLOCATION
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $        (1,690)   $        (1,921)   $       (34,250)    $        92,218
  Net realized gain (loss)                                        (1,745)           (10,138)          (130,144)            (48,205)
  Net unrealized appreciation (depreciation)                     (32,998)          (130,204)        (1,265,664)         (1,114,366)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations              (36,433)          (142,263)        (1,430,058)         (1,070,353)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                             9,087            300,304            681,070           2,200,808
  Participant transfers                                          296,709            747,837          1,210,765           6,133,587
  Participant withdrawals                                         (7,012)            (7,800)          (178,883)           (712,664)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                298,784          1,040,341          1,712,952           7,621,731
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          262,351            898,078            282,894           6,551,378
NET ASSETS
  Beginning of period                                            106,783            244,717          4,312,620           1,907,136
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $       369,134    $     1,142,795    $     4,595,514     $     8,458,514
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA
                                                              VALUE            CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $        (1,270)   $       (42,031)   $       (29,948)    $       (67,728)
  Net realized gain (loss)                                         4,304           (483,277)           109,377            (122,812)
  Net unrealized appreciation (depreciation)                     (89,569)        (1,188,441)          (636,547)         (1,636,992)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations              (86,535)        (1,713,749)          (557,118)         (1,827,532)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           217,650          1,222,814            679,928             548,386
  Participant transfers                                          303,706          3,450,351          2,164,479             482,053
  Participant withdrawals                                        (15,960)          (200,058)          (111,867)           (180,667)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                505,396          4,473,107          2,732,540             849,772
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          418,861          2,759,358          2,175,422            (977,760)
NET ASSETS
  Beginning of period                                            250,134          3,523,026          1,413,965           4,497,840
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $       668,995    $     6,282,384    $     3,589,387     $     3,520,080
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)



                                                                              PHOENIX-STATE
                                                                             STREET RESEARCH     PHOENIX-VAN          AIM V.I.
                                                          PHOENIX-SENECA        SMALL-CAP        KAMPEN FOCUS         CAPITAL
                                                         STRATEGIC THEME          GROWTH            EQUITY          APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (39,262)   $           (54)   $        (5,463)    $        (9,513)
  Net realized gain (loss)                                      (126,242)               (22)            (4,886)             (4,169)
  Net unrealized appreciation (depreciation)                  (1,004,725)            (1,395)          (117,768)           (152,946)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations           (1,170,229)            (1,471)          (128,117)           (166,628)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           176,592             12,767             58,052             327,206
  Participant transfers                                          159,519             19,471              1,672             615,390
  Participant withdrawals                                       (135,734)               142             (6,419)            (45,708)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                200,377             32,380             53,305             896,888
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                         (969,852)            30,909            (74,812)            730,260
NET ASSETS
  Beginning of period                                          2,971,501                  -            390,946             268,047
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     2,001,649    $        30,909    $       316,134     $       998,307
                                                        =================  =================  =================   =================


                                                                                                FEDERATED FUND
                                                                             ALGER AMERICAN        FOR U.S.         FEDERATED HIGH
                                                         AIM V.I. PREMIER      LEVERAGED          GOVERNMENT         INCOME BOND
                                                             EQUITY              ALLCAP         SECURITIES II           FUND II
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (12,317)   $       (40,319)   $        61,059     $        80,131
  Net realized gain (loss)                                       (17,113)          (451,528)            (4,114)            440,532
  Net unrealized appreciation (depreciation)                    (395,962)          (681,198)           571,196             (40,177)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (425,392)        (1,173,045)           628,141             480,486
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           381,178            457,400          1,553,718             520,259
  Participant transfers                                          438,454            530,896          9,953,995           2,343,094
  Participant withdrawals                                        (66,124)          (117,882)          (526,165)           (187,151)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                753,508            870,414         10,981,548           2,676,202
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          328,116           (302,631)        11,609,689           3,156,688
NET ASSETS
  Beginning of period                                            711,037          2,561,381          4,103,518           1,142,259
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     1,039,153    $     2,258,750    $    15,713,207     $     4,298,947
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)


                                                                               VIP GROWTH                           MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH           SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (28,892)   $        (8,798)   $       (44,474)    $       (12,082)
  Net realized gain (loss)                                      (152,909)          (164,643)          (375,782)              9,185
  Net unrealized appreciation (depreciation)                    (191,105)          (146,266)          (789,202)           (337,865)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (372,906)          (319,707)        (1,209,458)           (340,762)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           490,771            226,293            499,532             389,911
  Participant transfers                                        1,147,627            334,295          1,129,720           1,680,597
  Participant withdrawals                                       (123,454)           (78,342)          (101,288)           (122,764)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                              1,514,944            482,246          1,527,964           1,947,744
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                        1,142,038            162,539            318,506           1,606,982
NET ASSETS
  Beginning of period                                          2,372,599          1,021,005          2,729,503             887,238
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $     3,514,637    $     1,183,544    $     3,048,009     $     2,494,220
                                                        =================  =================  =================   =================



                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON          TEMPLETON
                                                            MARKETS            FOREIGN           GLOBAL ASSET          GROWTH
                                                           SECURITIES         SECURITIES          ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $          (374)   $       (11,272)   $           584     $        10,408
  Net realized gain (loss)                                        (4,041)           119,894             (4,459)            (18,556)
  Net unrealized appreciation (depreciation)                       4,243           (355,252)           (11,341)           (290,952)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations                 (172)          (246,630)           (15,216)           (299,100)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                                15            244,417              5,047             207,314
  Participant transfers                                          (79,684)           472,499            (18,950)            672,778
  Participant withdrawals                                         (9,277)           (75,468)            (7,290)            (35,959)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                (88,946)           641,448            (21,193)            844,133
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          (89,118)           394,818            (36,409)            545,033
NET ASSETS
  Beginning of period                                            226,714          1,270,375            207,843             802,784
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $       137,596    $     1,665,193    $       171,434     $     1,347,817
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)



                                                            SCUDDER VIT
                                                          EAFE(R) EQUITY       SCUDDER VIT                         WANGER FOREIGN
                                                              INDEX          EQUITY 500 INDEX     TECHNOLOGY            FORTY
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                           $         2,506    $         7,409    $        (9,476)    $       (15,797)
  Net realized gain (loss)                                         8,189             (8,030)           (52,419)            (11,120)
  Net unrealized appreciation (depreciation)                    (193,780)          (102,743)          (421,098)           (153,404)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) resulting from operations             (183,085)          (103,364)          (482,993)           (180,321)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           210,284            334,926            130,573              79,202
  Participant transfers                                          492,997            627,519            (54,867)            318,438
  Participant withdrawals                                        (62,762)           (11,264)           (37,547)            (69,585)
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                640,519            951,181             38,159             328,055
                                                        -----------------  -----------------  -----------------   -----------------
  Net increase (decrease) in net assets                          457,434            847,817           (444,834)            147,734
NET ASSETS
  Beginning of period                                            414,131             55,508            909,804             877,185
                                                        -----------------  -----------------  -----------------   -----------------
  End of period                                          $       871,565    $       903,325    $       464,970     $     1,024,919
                                                        =================  =================  =================   =================



                                                             WANGER                             WANGER U.S.
                                                          INTERNATIONAL                           SMALLER
                                                            SMALL CAP         WANGER TWENTY      COMPANIES
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                        -----------------  -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                           $       (38,562)   $       (20,524)   $      (96,699)
  Net realized gain (loss)                                       (27,422)           (52,276)         (157,974)
  Net unrealized appreciation (depreciation)                    (292,358)           (93,736)       (1,166,386)
                                                        -----------------  -----------------  -----------------
  Net increase (decrease) resulting from operations             (358,342)          (166,536)        (1,421,059)
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                           405,877            212,575          1,507,407
  Participant transfers                                          287,170             50,442          1,773,723
  Participant withdrawals                                       (101,770)           (82,637)          (224,235)
                                                        -----------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                591,277            180,380          3,056,895
                                                        -----------------  -----------------  -----------------
  Net increase (decrease) in net assets                          232,935             13,844          1,635,836
NET ASSETS
  Beginning of period                                          1,945,404          1,199,225          4,513,984
                                                        -----------------  -----------------  -----------------
  End of period                                          $     2,178,339    $     1,213,069    $     6,149,820
                                                        =================  =================  =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception August 30, 2002 to December 31, 2002.
(2) From inception September 3, 2002 to December 31, 2002.
(3) From inception September 12, 2002 to December 31, 2002.
(4) From inception September 13, 2002 to December 31, 2002.
(5) From inception October 1, 2002 to December 31, 2002.
(6) From inception November 1, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.


   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series" net asset value per share caused
                                                        by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------------------------------------------------------------------------

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation

------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $         15,732,484                 $         14,832,893
      Phoenix-AIM Mid-Cap Equity Series                                            719,691                               94,106
      Phoenix-Alliance/Bernstein Enhanced Index Series                             821,484                              832,778
      Phoenix-Alliance/Bernstein Growth + Value Series                             754,759                               77,003
      Phoenix-Duff & Phelps Real Estate Securities Series                       25,672,052                           26,250,510
      Phoenix-Engemann Capital Growth Series                                     1,428,312                              977,951
      Phoenix-Engemann Small & Mid-Cap Growth Series                             2,487,618                            1,760,943
      Phoenix-Goodwin Money Market Series                                      107,699,810                          124,683,758
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           9,248,849                            3,953,657
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        2,947,261                              800,255
      Phoenix-Janus Flexible Income Series                                       4,757,170                            2,577,705
      Phoenix-Kayne Rising Dividends Series                                      5,137,676                              413,499
      Phoenix-Kayne Small-Cap Quality Value Series                                 314,525                               39,765
      Phoenix-Lazard International Equity Select Series                          2,137,411                              109,536
      Phoenix-Lazard Small-Cap Value Series                                        910,005                              124,357
      Phoenix-Lazard U.S. Multi-Cap Series                                         368,656                               60,939
      Phoenix-Lord Abbett Bond-Debenture Series                                  2,384,463                              390,403
      Phoenix-Lord Abbett Large-Cap Value Series                                 3,571,557                              173,651
      Phoenix-Lord Abbett Mid-Cap Value Series                                   1,246,622                              160,005
      Phoenix-MFS Investors Growth Stock Series                                  3,603,942                              928,653
      Phoenix-MFS Investors Trust Series                                           560,236                               76,624
      Phoenix-MFS Value Series                                                   2,020,259                              733,797
      Phoenix-Northern Dow 30 Series                                             1,699,504                              987,802
      Phoenix-Northern Nasdaq-100 Index(R) Series                                2,357,599                            1,168,236
      Phoenix-Oakhurst Growth and Income Series                                  3,207,510                            1,170,526
      Phoenix-Oakhurst Strategic Allocation Series                               3,404,705                            1,810,353
      Phoenix-Oakhurst Value Equity Series                                       2,519,339                            1,142,885
      Phoenix-Sanford Bernstein Global Value Series                                988,745                              318,639
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             3,122,890                            1,412,479
      Phoenix-Sanford Bernstein Small-Cap Value Series                           3,685,676                            2,177,284
      Phoenix-Seneca Mid-Cap Growth Series                                       1,288,954                              763,876
      Phoenix-Seneca Strategic Theme Series                                      1,515,016                              524,199
      Phoenix-State Street Research Small-Cap Growth Series                      1,925,261                              481,044

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                               $         1,720,646                    $         243,316
      AIM V.I. Premier Equity Fund                                                 740,768                              228,966

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                  2,430,960                              602,882

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                          11,918,188                            6,473,777
      Federated High Income Bond Fund II -- Primary Shares                      58,411,494                           51,971,593

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                2,940,621                              544,343
      VIP Growth Opportunities Portfolio                                           376,223                              257,350
      VIP Growth Portfolio                                                       2,266,863                              717,807

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                              2,818,394                              487,737
      Templeton Developing Markets Securities Fund                                   2,942                               32,468
      Templeton Foreign Securities Fund                                         15,583,565                           14,644,929
      Templeton Global Asset Allocation Fund                                        11,561                               48,226
      Templeton Growth Securities Fund                                           2,818,527                              264,589

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               949,097                              234,428
      Rydex Variable Trust Nova Fund                                             1,999,082                              628,583
      Rydex Variable Trust Sector Rotation Fund                                    542,206                               14,817

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                      1,964,088                              894,767
      Scudder VIT Equity 500 Index Fund                                          5,910,732                              621,495

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                       1,612,429                            1,076,661

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                       1,927,075                              527,469
      Wanger International Small Cap                                             3,384,498                              448,360
      Wanger Twenty                                                              2,642,135                            1,375,744
      Wanger U.S. Smaller Companies                                              4,549,322                            2,501,052

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                                               3,184,286         2,140,254        1,826,704
     Unit value                                                                   $1.380833         $1.064163        $1.269443
     Net assets (thousands)                                                          $4,397            $2,278           $2,319
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      0.13%            (0.68%)          (1.61%)
     Total return                                                                    29.76%           (16.17%)         (25.27%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(5)
     Accumulation units outstanding                                                 531,598           226,879           33,956
     Unit value                                                                   $2.350471         $1.863344        $2.125157
     Net assets (thousands)                                                          $1,250              $423              $72
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (1.65%)           (1.59%)          (1.64%)(15)
     Total return                                                                    26.14%           (12.32%)           7.36%


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                               1,319,689         1,261,564        1,073,419
     Unit value                                                                   $1.458596         $1.174273        $1.563769
     Net assets (thousands)                                                          $1,925            $1,481           $1,679
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.52%)           (0.65%)          (0.69%)
     Total return                                                                    24.21%           (24.91%)         (13.32%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(6)
     Accumulation units outstanding                                                 610,021           232,232           49,388
     Unit value                                                                   $1.952393         $1.573971        $2.134676
     Net assets (thousands)                                                          $1,191              $366             $105
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (0.95%)           (0.82%)           (.06%)(15)
     Total return                                                                    24.04%           (26.27%)           3.61%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Accumulation units outstanding                                               3,244,886         3,780,085          646,985
     Unit value                                                                   $3.594039         $2.641552        $2.395118
     Net assets (thousands)                                                         $11,662            $9,985           $1,550
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      1.46%             2.66%            3.27%
     Total return                                                                    36.06%            10.29%            4.91%

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                               6,943,835         6,429,368        5,150,940
     Unit value                                                                   $0.954860         $0.767159        $1.036912
     Net assets (thousands)                                                          $6,630            $4,932           $5,341
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.55%)           (1.57%)          (1.55%)
     Total return                                                                    24.47%           (26.02%)         (35.64%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               2,411,822         1,724,118          906,991
     Unit value                                                                   $1.099533         $0.763128        $1.089345
     Net assets (thousands)                                                          $2,652            $1,316             $988
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.66%)           (1.57%)          (1.56%)
     Total return                                                                    44.08%           (29.95%)         (27.91%)


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                               3,119,976        11,227,168       14,274,051
     Unit value                                                                   $2.065793         $2.085108        $2.089326
     Net assets (thousands)                                                          $6,445           $23,410          $29,823
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.91%)           (0.19%)           1.18%
     Total return                                                                    (0.93%)           (0.20%)           2.16%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                                               5,204,763         3,287,175        1,626,939
     Unit value                                                                   $2.629117         $2.331950        $2.154445
     Net assets (thousands)                                                         $13,684            $7,666           $3,505
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      5.20%             5.84%            8.12%
     Total return                                                                    12.74%             8.24%            4.39%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(13)
     Accumulation units outstanding                                               2,129,159                 -                -
     Unit value                                                                   $1.020019                 -                -
     Net assets (thousands)                                                          $2,172                 -                -
     Mortality and expense ratio                                                      1.60% (15)            -                -
     Net investment income ratio                                                      4.40% (15)            -                -
     Total return                                                                     1.53%                 -                -

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES
     Accumulation units outstanding                                               3,253,621         2,497,875          677,108
     Unit value                                                                   $2.516395         $2.403761        $2.208389
     Net assets (thousands)                                                          $8,187            $6,004           $1,495
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      1.97%             3.38%            4.29%
     Total return                                                                     4.69%             8.85%            5.52%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(11)
     Accumulation units outstanding                                               2,348,288            81,289                -
     Unit value                                                                   $2.248860         $1.918961                -
     Net assets (thousands)                                                          $5,281              $156                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (0.50%)           (0.46%)(15)           -
     Total return                                                                    17.19%             3.06%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(8)
     Accumulation units outstanding                                                 184,811            56,758                -
     Unit value                                                                   $2.376091         $2.007556                -
     Net assets (thousands)                                                            $439              $114                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (0.15%)            2.07% (15)           -
     Total return                                                                    18.36%             1.83%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
     Accumulation units outstanding                                               1,069,488           111,158                -
     Unit value                                                                   $2.431713         $1.903643                -
     Net assets (thousands)                                                          $2,601              $212                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (0.35%)           (1.62%)(15)           -
     Total return                                                                    27.74%             0.98%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(8)
     Accumulation units outstanding                                                 338,423            16,918                -
     Unit value                                                                   $2.659948         $1.945484                -
     Net assets (thousands)                                                            $900               $33                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (1.39%)           (1.07%)(15)           -
     Total return                                                                    36.72%            (1.94%)               -

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(12)
     Accumulation units outstanding                                                 138,452             1,193                -
     Unit value                                                                   $2.531290         $1.997577                -
     Net assets (thousands)                                                            $350                $2                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (0.87%)            1.45% (15)           -
     Total return                                                                    26.72%            (0.51%)               -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
     Accumulation units outstanding                                               1,062,286           226,579                -
     Unit value                                                                   $2.449646         $2.114076                -
     Net assets (thousands)                                                          $2,602              $479                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                      4.34%            10.72% (15)           -
     Total return                                                                    15.87%             4.87%                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
     Accumulation units outstanding                                               1,708,804           190,125                -
     Unit value                                                                   $2.527852         $1.972484                -
     Net assets (thousands)                                                          $4,320              $375                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (0.72%)           (0.03%)(15)           -
     Total return                                                                    28.16%             1.66%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(7)
     Accumulation units outstanding                                                 589,042            90,292                -
     Unit value                                                                   $2.435240         $1.988356                -
     Net assets (thousands)                                                          $1,434              $180                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (0.69%)            0.17% (15)           -
     Total return                                                                    22.48%            (2.23%)               -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
     Accumulation units outstanding                                               8,179,110         5,241,880        3,677,310
     Unit value                                                                   $1.041066         $0.875632        $1.250550
     Net assets (thousands)                                                          $8,515            $4,590           $4,599
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.64%)           (1.56%)          (1.60%)
     Total return                                                                    18.89%           (29.98%)         (25.07%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(5)
     Accumulation units outstanding                                                 501,261           227,799           51,358
     Unit value                                                                   $1.954270         $1.620434        $2.079179
     Net assets (thousands)                                                            $980              $369             $107
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (0.85%)           (0.83%)           1.63% (15)
     Total return                                                                    20.60%           (22.06%)           4.27%


     PHOENIX-MFS VALUE SERIES(5)
     Accumulation units outstanding                                               1,334,067           639,258          116,052
     Unit value                                                                   $2.196221         $1.787689        $2.108689
     Net assets (thousands)                                                          $2,930            $1,143             $245
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                      0.11%            (0.26%)           0.76% (15)
     Total return                                                                    22.85%           (15.22%)           5.56%


     PHOENIX-NORTHERN DOW 30 SERIES
     Accumulation units outstanding                                               1,697,864         1,268,208          662,530
     Unit value                                                                   $1.957156         $1.561151        $1.877587
     Net assets (thousands)                                                          $3,323            $1,980           $1,244
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      0.08%            (0.03%)           0.45%
     Total return                                                                    25.37%           (16.85%)          (7.49%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                                               3,411,336         1,780,567          780,483
     Unit value                                                                   $0.861024         $0.587843        $0.957067
     Net assets (thousands)                                                          $2,937            $1,047             $747
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.66%)           (1.55%)          (1.60%)
     Total return                                                                    46.47%           (38.58%)         (34.14%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES
     Accumulation units outstanding                                               4,998,162         3,595,307        2,572,495
     Unit value                                                                   $1.603181         $1.278198        $1.676435
     Net assets (thousands)                                                          $8,013            $4,596          $43,131
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.44%)           (0.71%)           (.90%)
     Total return                                                                    25.43%           (23.75%)          (9.64%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                               5,667,987         4,905,819          962,398
     Unit value                                                                   $2.033778         $1.724180        $1.981650
     Net assets (thousands)                                                         $11,527            $8,459           $1,907
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      1.05%             1.35%            1.36%
     Total return                                                                    17.96%           (12.99%)           0.23%


     PHOENIX-OAKHURST VALUE EQUITY SERIES
     Accumulation units outstanding                                               6,007,764         5,149,078        3,824,645
     Unit value                                                                   $1.783111         $1.462832        $1.904312
     Net assets (thousands)                                                         $10,713            $7,532           $7,283
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.70%)           (0.62%)          (0.45%)
     Total return                                                                    21.89%           (23.18%)         (19.28%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
     Accumulation units outstanding                                                 728,382           392,929          123,645
     Unit value                                                                   $2.224699         $1.702584        $2.023002
     Net assets (thousands)                                                          $1,620              $669             $250
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                      0.36%            (0.26%)           1.02% (15)
     Total return                                                                    30.67%           (15.84%)           1.15%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                                               3,038,845         2,538,445        1,280,958
     Unit value                                                                   $3.433209         $2.474895        $2.750305
     Net assets (thousands)                                                         $10,433            $6,282           $3,523
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.44%)           (0.65%)           0.36%
     Total return                                                                    38.72%           (10.01%)          21.02%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                               2,366,471         1,797,905          637,419
     Unit value                                                                   $2.826186         $1.996428        $2.218267
     Net assets (thousands)                                                          $6,688            $3,589           $1,414
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (1.66%)           (1.01%)           (.14%)(15)
     Total return                                                                    41.56%           (10.00%)          10.91%

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                               4,598,370         4,040,891        3,429,382
     Unit value                                                                   $1.104339         $0.871115        $1.311560
     Net assets (thousands)                                                          $5,078            $3,520           $4,498
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.64%)           (1.56%)          (1.60%)
     Total return                                                                    26.77%           (33.58%)         (26.49%)


     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                               4,128,237         2,898,845        2,735,215
     Unit value                                                                   $0.932643         $0.690499        $1.079284
     Net assets (thousands)                                                          $3,850            $2,002           $2,972
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.65%)           (1.56%)          (1.60%)
     Total return                                                                    35.07%           (36.02%)         (28.53%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(9)
     Accumulation units outstanding                                                 570,877            15,420                -
     Unit value                                                                   $3.025351         $2.004415                -
     Net assets (thousands)                                                          $1,727               $31                -
     Mortality and expense ratio                                                      1.60%             1.60% (15)           -
     Net investment income ratio                                                     (1.67%)           (1.59%)(15)           -
     Total return                                                                    50.93%            (2.30%)               -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(3)
     Accumulation units outstanding                                               1,781,611           765,344          152,677
     Unit value                                                                   $1.662433         $1.304391        $1.752469
     Net assets (thousands)                                                          $2,962              $998             $268
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (1.65%)           (1.58%)          (1.63%)(15)
     Total return                                                                    27.45%           (25.57%)         (12.38%)


     AIM V.I. PREMIER EQUITY FUND(4)
     Accumulation units outstanding                                               1,171,694           799,233          375,283
     Unit value                                                                   $1.600277         $1.300188        $1.894669
     Net assets (thousands)                                                          $1,875            $1,039             $711
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (1.27%)           (1.15%)          (1.17%)(15)
     Total return                                                                    23.08%           (31.38%)          (5.27%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                               4,606,160         2,752,617        2,029,876
     Unit value                                                                   $1.087871         $0.820583        $1.261841
     Net assets (thousands)                                                          $5,011            $2,259           $2,561
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.64%)           (1.55%)          (1.61%)
     Total return                                                                    32.57%           (34.97%)         (17.29%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                                               8,691,159         6,594,621        1,847,960
     Unit value                                                                   $2.400062         $2.382731        $2.220567
     Net assets (thousands)                                                         $20,859           $15,713           $4,104
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      1.77%             0.68%            (.18%)
     Total return                                                                     0.73%             7.30%            5.31%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
     Accumulation units outstanding                                               5,642,867         2,373,787          629,260
     Unit value                                                                   $2.177934         $1.811008        $1.815241
     Net assets (thousands)                                                         $12,290            $4,299           $1,142
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      8.08%             1.84%            5.18%
     Total return                                                                    20.26%            (0.23%)          (0.24%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO
     Accumulation units outstanding                                               3,996,879         2,454,765        1,476,961
     Unit value                                                                   $1.808324         $1.431761        $1.606469
     Net assets (thousands)                                                          $7,228            $3,515           $2,373
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.35%)           (0.98%)          (1.20%)
     Total return                                                                    26.30%           (10.88%)         (13.78%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Accumulation units outstanding                                               1,178,485         1,088,615          721,544
     Unit value                                                                   $1.387144         $1.087202        $1.415027
     Net assets (thousands)                                                          $1,635            $1,184           $1,021
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.01%)           (0.78%)          (1.48%)
     Total return                                                                    27.59%           (23.17%)         (15.82%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                               4,750,375         3,289,462        2,023,196
     Unit value                                                                   $1.210683         $0.926598        $1.349105
     Net assets (thousands)                                                          $5,751            $3,048           $2,730
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.48%)           (1.45%)          (1.61%)
     Total return                                                                    30.66%           (31.32%)         (19.05%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND
     Accumulation units outstanding                                               2,396,070         1,315,695          406,129
     Unit value                                                                   $2.334552         $1.895745        $2.184623
     Net assets (thousands)                                                          $5,594            $2,494             $887
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.64%)           (0.59%)           (.64%)
     Total return                                                                    23.15%           (13.22%)           5.33%


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                                  74,187            93,534          151,424
     Unit value                                                                   $2.214693         $1.471090        $1.497205
     Net assets (thousands)                                                            $164              $138             $227
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.52%)           (0.21%)          (1.15%)
     Total return                                                                    50.55%            (1.74%)          (9.56%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                               2,098,614         1,312,998          802,691
     Unit value                                                                   $1.649968         $1.268237        $1.582646
     Net assets (thousands)                                                          $3,463            $1,665           $1,270
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (0.24%)           (0.49%)          (0.18%)
     Total return                                                                    30.10%           (19.87%)         (17.35%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND
     Accumulation units outstanding                                                  88,334           106,650          121,646
     Unit value                                                                   $2.087192         $1.607455        $1.708579
     Net assets (thousands)                                                            $184              $171             $208
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      0.95%             0.28%            (.40%)
     Total return                                                                    29.84%            (5.92%)         (11.39%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     TEMPLETON GROWTH SECURITIES FUND
     Accumulation units outstanding                                               2,348,884           862,231          411,904
     Unit value                                                                   $2.032493         $1.563173        $1.948960
     Net assets (thousands)                                                          $4,774            $1,348             $803
     Mortality and expense ratio                                                      1.60%             1.60%           1.600%
     Net investment income ratio                                                     (0.14%)            0.73%            4.94%
     Total return                                                                    30.02%           (19.79%)          (2.89%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(14)
     Accumulation units outstanding                                                 659,925                 -                -
     Unit value                                                                   $1.049462                 -                -
     Net assets (thousands)                                                            $693                 -                -
     Mortality and expense ratio                                                      1.60% (15)            -                -
     Net investment income ratio                                                     (1.61%)(15)            -                -
     Total return                                                                     5.86%                 -                -


     RYDEX VARIABLE TRUST NOVA FUND(13)
     Accumulation units outstanding                                               1,327,277                 -                -
     Unit value                                                                   $1.212718                 -                -
     Net assets (thousands)                                                          $1,610                 -                -
     Mortality and expense ratio                                                      1.60% (15)            -                -
     Net investment income ratio                                                     (1.66%)(15)            -                -
     Total return                                                                    17.88%                 -                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(14)
     Accumulation units outstanding                                                 487,042                 -                -
     Unit value                                                                   $1.150485                 -                -
     Net assets (thousands)                                                            $560                 -                -
     Mortality and expense ratio                                                      1.60% (15)            -                -
     Net investment income ratio                                                     (1.64%)(15)            -                -
     Total return                                                                    12.47%                 -                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                                               1,745,394           831,806          304,916
     Unit value                                                                   $1.374959         $1.047803        $1.358182
     Net assets (thousands)                                                          $2,400              $872             $414
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                      1.88%             0.35%           (1.60%)
     Total return                                                                    31.22%           (22.85%)         (25.90%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     SCUDDER VIT EQUITY 500 INDEX FUND(6)
     Accumulation units outstanding                                               3,406,841           555,749           26,344
     Unit value                                                                   $2.049790         $1.625419        $2.107005
     Net assets (thousands)                                                          $6,983              $903              $56
     Mortality and expense ratio                                                      1.60%             1.60%            1.60% (15)
     Net investment income ratio                                                     (0.87%)            1.78%           (1.60%)(15)
     Total return                                                                    26.11%           (23.56%)           1.55%


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                               2,679,978         1,430,437        1,405,624
     Unit value                                                                   $0.472666         $0.325054        $0.647346
     Net assets (thousands)                                                          $1,267              $465             $910
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.66%)           (1.53%)          (1.59%)
     Total return                                                                    45.41%           (49.79%)         (49.68%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY
     Accumulation units outstanding                                               2,080,464           954,754          681,083
     Unit value                                                                   $1.491933         $1.073490        $1.287927
     Net assets (thousands)                                                          $3,104            $1,025             $877
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.43%)           (1.60%)          (1.44%)
     Total return                                                                    38.98%           (16.65%)         (27.80%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                               4,794,487         2,240,460        1,696,523
     Unit value                                                                   $1.424245         $0.972273        $1.146701
     Net assets (thousands)                                                          $6,829            $2,178           $1,945
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.43%)           (1.60%)          (1.67%)
     Total return                                                                    46.49%           (15.21%)         (22.44%)


     WANGER TWENTY
     Accumulation units outstanding                                               1,174,286           606,279          544,835
     Unit value                                                                   $2.573829         $2.000844        $2.201081
     Net assets (thousands)                                                          $3,022            $1,213           $1,199
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.64%)           (1.59%)          (1.63%)
     Total return                                                                    28.64%            (9.10%)           7.34%

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                               4,116,304         3,170,366        1,904,896
     Unit value                                                                   $2.733758         $1.939763        $2.369675
     Net assets (thousands)                                                         $11,253            $6,150           $4,514
     Mortality and expense ratio                                                      1.60%             1.60%            1.60%
     Net investment income ratio                                                     (1.66%)           (1.58%)          (1.54%)
     Total return                                                                    40.93%           (18.14%)           9.60%













MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 2, 2001 to December 31, 2001.
(2) From inception March 26, 2001 to December 31, 2001.
(3) From inception April 17, 2001 to December 31, 2001.
(4) From inception April 18, 2001 to December 31, 2001.
(5) From inception November 2, 2001 to December 31, 2001.
(6) From inception November 9, 2001 to December 31, 2001.
(7) From inception August 30, 2002 to December 31, 2002.
(8) From inception September 3, 2002 to December 31, 2002.
(9) From inception September 12, 2002 to December 31, 2002.
(10) From inception September 13, 2002 to December 31, 2002.
(11) From inception October 1, 2002 to December 31, 2002.
(12) From inception November 1, 2002 to December 31, 2002.
(13) From inception June 4, 2003 to December 31, 2003.
(14) From inception June 5, 2003 to December 31, 2003.
(15) Annualized.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-                          PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM         BERNSTEIN        PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES             SERIES          + VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           2,140,254             226,879          1,261,564             232,232
Participant deposits                                            190,025              89,772             24,354             128,827
Participant transfers                                         1,068,806             241,219            168,433             269,480
Participant withdrawals                                        (214,799)            (26,272)          (134,662)            (20,518)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,184,286             531,598          1,319,689             610,021
                                                      ============================================================================


                                                        PHOENIX-DUFF &        PHOENIX-          PHOENIX-
                                                         PHELPS REAL          ENGEMANN        ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES         GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,780,085           6,429,368          1,724,118          11,227,168
Participant deposits                                            351,684             530,535            270,932           1,829,333
Participant transfers                                          (758,815)            552,534            533,638             417,407
Participant withdrawals                                        (128,068)           (568,602)          (116,866)        (10,353,932)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,244,886           6,943,835          2,411,822           3,119,976
                                                      ============================================================================


                                                                               PHOENIX-
                                                          PHOENIX-           GOODWIN MULTI-
                                                        GOODWIN MULTI-        SECTOR SHORT    PHOENIX-JANUS       PHOENIX-KAYNE
                                                         SECTOR FIXED          TERM BOND      FLEXIBLE INCOME    RISING DIVIDENDS
                                                        INCOME SERIES           SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,287,175                   -          2,497,875              81,289
Participant deposits                                            703,894           1,478,230            344,792             320,310
Participant transfers                                         1,683,230             658,854            549,623           2,012,801
Participant withdrawals                                        (469,536)             (7,925)          (138,669)            (66,112)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 5,204,763           2,129,159          3,253,621           2,348,288
                                                      ============================================================================


                                                       PHOENIX-KAYNE       PHOENIX-LAZARD
                                                         SMALL-CAP          INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SERIES              SERIES             SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              56,758             111,158             16,918               1,193
Participant deposits                                             44,360             289,827             28,130              38,311
Participant transfers                                            85,125             683,974            296,003             102,203
Participant withdrawals                                          (1,432)            (15,471)            (2,628)             (3,255)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   184,811           1,069,488            338,423             138,452
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND-        ABBETT LARGE-     ABBETT MID-CAP    INVESTORS GROWTH
                                                       DEBENTURE SERIES      VALUE SERIES       VALUE SERIES       STOCK SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             226,579            190,125             90,292            5,417,211
Participant deposits                                            319,776            358,524            153,871              752,390
Participant transfers                                           602,731          1,190,015            355,148            2,441,344
Participant withdrawals                                         (86,800)           (29,860)           (10,269)            (431,835)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,062,286          1,708,804            589,042            8,179,110
                                                      ============================================================================


                                                        PHOENIX-MFS                               PHOENIX-          PHOENIX-
                                                       INVESTOR TRUST       PHOENIX-MFS       NORTHERN DOW 30    NORTHERN NASDAQ-
                                                           SERIES           VALUE SERIES           SERIES       100 INDEX(R) SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             227,799             639,258         1,268,208            1,780,567
Participant deposits                                             60,336             142,888           101,223              502,511
Participant transfers                                           235,783             639,796           445,325            1,254,341
Participant withdrawals                                         (22,657)            (87,875)         (116,892)            (126,083)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   501,261           1,334,067         1,697,864            3,411,336
                                                      ============================================================================


                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES    EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,595,307           4,905,819         5,149,078              392,929
Participant deposits                                            547,852             418,134           542,938               72,594
Participant transfers                                         1,371,900             823,582           622,157              346,282
Participant withdrawals                                        (516,897)           (479,548)         (306,409)             (83,423)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,998,162           5,667,987         6,007,764              728,382
                                                      ============================================================================


                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA     PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-    MID-CAP GROWTH     STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES        SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           2,538,445           1,797,905         4,040,891            2,898,845
Participant deposits                                            212,822             200,499           514,977              148,501
Participant transfers                                           434,615             484,982           272,696            1,279,621
Participant withdrawals                                        (147,037)           (116,915)         (230,194)            (198,730)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,038,845           2,366,471         4,598,370            4,128,237
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                       PHOENIX-STATE
                                                       STREET RESEARCH     AIM V.I. CAPITAL                       ALGER AMERICAN
                                                         SMALL-CAP           APPRECIATION     AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND           EQUITY FUND           PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              15,420             765,344            799,233           2,752,617
Participant deposits                                            132,395             410,277            241,593             753,445
Participant transfers                                           430,183             668,604            223,523           1,429,951
Participant withdrawals                                          (7,121)            (62,614)           (92,655)           (329,853)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   570,877           1,781,611          1,171,694           4,606,160
                                                      ============================================================================


                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                             VIP GROWTH
                                                         GOVERNMENT          FUND II --      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES        PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           6,594,621           2,373,787          2,454,765           1,088,615
Participant deposits                                            927,457             469,672            382,962              35,619
Participant transfers                                         1,854,450           3,097,591          1,353,154             201,191
Participant withdrawals                                        (685,369)           (298,183)          (194,002)           (146,940)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 8,691,159           5,642,867          3,996,879           1,178,485
                                                      ============================================================================


                                                                                               TEMPLETON
                                                                                               DEVELOPING          TEMPLETON
                                                        VIP GROWTH          MUTUAL SHARES        MARKETS            FOREIGN
                                                         PORTFOLIO         SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,289,462           1,315,695             93,534           1,312,998
Participant deposits                                            560,923             172,506                180             423,414
Participant transfers                                         1,103,126           1,075,014               (791)            486,837
Participant withdrawals                                        (203,136)           (167,145)           (18,736)           (124,635)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,750,375           2,396,070             74,187           2,098,614
                                                      ============================================================================


                                                         TEMPLETON          TEMPLETON
                                                        GLOBAL ASSET          GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                       ALLOCATION FUND     SECURITIES FUND    TRUST JUNO FUND    TRUST NOVA FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             106,650             862,231                  -                   -
Participant deposits                                                 88             187,644              52,103            215,992
Participant transfers                                               660           1,339,819             617,062          1,138,347
Participant withdrawals                                         (19,064)            (40,810)             (9,240)           (27,062)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    88,334           2,348,884             659,925          1,327,277
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                                            SCUDDER VIT
                                                       RYDEX VARIABLE      EAFE(R) EQUITY       SCUDDER VIT
                                                        TRUST SECTOR           INDEX          EQUITY 500 INDEX     TECHNOLOGY
                                                        ROTATION FUND           FUND                FUND           PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                   -             831,806            555,749           1,430,437
Participant deposits                                             73,770             152,086            695,562             239,736
Participant transfers                                           418,186             833,556          2,208,872           1,088,789
Participant withdrawals                                          (4,914)            (72,054)           (53,342)            (78,984)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   487,042           1,745,394          3,406,841           2,679,978
                                                      ============================================================================


                                                                               WANGER                              WANGER U.S.
                                                       WANGER FOREIGN       INTERNATIONAL                            SMALLER
                                                           FORTY              SMALL CAP        WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             954,754           2,240,460            606,279           3,170,366
Participant deposits                                             85,787             528,353             99,429             463,942
Participant transfers                                         1,108,102           2,169,315            521,072             688,124
Participant withdrawals                                         (68,179)           (143,641)           (52,494)           (206,128)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,080,464           4,794,487          1,174,286           4,116,304
                                                      ============================================================================

                            PHOENIX PREMIUM EDGE(R)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                            SUBACCOUNT
                                                               --------------------------------------------------------------------

                                                                    PHOENIX-                                         PHOENIX-
                                                                    ABERDEEN       PHOENIX-       PHOENIX-AIM        ALLIANCE/
                                                                 INTERNATIONAL   ABERDEEN NEW   MID-CAP EQUITY    BERNSTEIN GROWTH
                                                                     SERIES      ASIA SERIES        SERIES         + VALUE SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                              1,826,704          72,328           33,956              49,388
Participant deposits                                                  731,580          47,509           90,820              80,659
Participant transfers                                                (296,649)        348,891          104,393             104,463
Participant withdrawals                                              (121,381)        (31,789)          (2,290)             (2,278)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                    2,140,254         436,939          226,879             232,232
                                                               ====================================================================

                                                                                  PHOENIX-     PHOENIX-DUFF &
                                                                                  DEUTSCHE       PHELPS REAL          PHOENIX-
                                                                   PHOENIX-      NASDAQ-100        ESTATE             ENGEMANN
                                                               DEUTSCHE DOW 30    INDEX(R)       SECURITIES        CAPITAL GROWTH
                                                                    SERIES         SERIES          SERIES              SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                662,530         780,483          646,985           5,150,940
Participant deposits                                                  303,539         270,526          252,127             654,907
Participant transfers                                                 341,611         757,436        2,992,731           1,350,169
Participant withdrawals                                               (39,472)        (27,878)        (111,758)           (726,648)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                    1,268,208       1,780,567        3,780,085           6,429,368
                                                               ====================================================================


                                                                   PHOENIX-                        PHOENIX-
                                                                ENGEMANN SMALL     PHOENIX-     GOODWIN MULTI-  PHOENIX-HOLLISTER
                                                                  & MID-CAP     GOODWIN MONEY    SECTOR FIXED      VALUE EQUITY
                                                                GROWTH SERIES   MARKET SERIES    INCOME SERIES         SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                906,991      14,274,051        1,626,939           3,824,645
Participant deposits                                                  327,817       2,913,271          376,366             767,877
Participant transfers                                                 545,603      (4,428,789)       1,395,835             763,754
Participant withdrawals                                               (56,293)     (1,531,365)        (111,965)           (207,198)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                    1,724,118      11,227,168        3,287,175           5,149,078
                                                               ====================================================================


                                                                 PHOENIX-J.P.   PHOENIX-JANUS
                                                               MORGAN RESEARCH    FLEXIBLE                        PHOENIX-KAYNE
                                                                ENHANCED INDEX     INCOME       PHOENIX-JANUS      LARGE-CAP CORE
                                                                    SERIES         SERIES        GROWTH SERIES         SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                              1,073,419         677,108        3,677,310                   -
Participant deposits                                                   84,876         581,995          281,636              38,706
Participant transfers                                                 171,998       1,354,789        1,577,594              42,772
Participant withdrawals                                               (68,729)       (116,017)        (294,660)               (189)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                    1,261,564       2,497,875        5,241,880              81,289
                                                               ====================================================================


                            PHOENIX PREMIUM EDGE(R)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                            SUBACCOUNT
                                                               --------------------------------------------------------------------

                                                               PHOENIX-KAYNE    PHOENIX-LAZARD    PHOENIX-
                                                                 SMALL-CAP      INTERNATIONAL    LAZARD SMALL-     PHOENIX-LAZARD
                                                               QUALITY VALUE    EQUITY SELECT     CAP VALUE        U.S. MULTI-CAP
                                                                   SERIES          SERIES           SERIES              SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                      -               -                -                   -
Participant deposits                                                   21,426          55,067           13,254                  10
Participant transfers                                                  35,332          56,201            3,749               1,183
Participant withdrawals                                                     -            (110)             (85)                  -
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                       56,758         111,158           16,918               1,193
                                                               ====================================================================

                                                                PHOENIX-LORD    PHOENIX-LORD
                                                                ABBETT BOND-    ABBETT LARGE-    PHOENIX-LORD      PHOENIX-MFS
                                                                 DEBENTURE       CAP VALUE      ABBETT MID-CAP   INVESTORS GROWTH
                                                                   SERIES          SERIES        VALUE SERIES       STOCK SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                      -               -                -               7,074
Participant deposits                                                   54,228          96,427           56,749              70,864
Participant transfers                                                 255,438          94,034           33,648              99,768
Participant withdrawals                                               (83,087)           (336)            (105)             (2,375)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                      226,579         190,125           90,292             175,331
                                                               ====================================================================


                                                                                                                     PHOENIX-
                                                                                                    PHOENIX-         OAKHURST
                                                                 PHOENIX-MFS                   OAKHURST GROWTH      STRATEGIC
                                                               INVESTORS TRUST   PHOENIX-MFS      AND INCOME        ALLOCATION
                                                                    SERIES       VALUE SERIES      SERIES            SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                 51,358         116,052        2,572,495             962,398
Participant deposits                                                    4,755         168,145          462,147           1,186,399
Participant transfers                                                 175,896         369,327          683,473           3,157,461
Participant withdrawals                                                (4,210)        (14,266)        (122,808)           (400,439)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                      227,799         639,258        3,595,307           4,905,819
                                                               ====================================================================



                                                                   PHOENIX-        PHOENIX-       PHOENIX-
                                                                   SANFORD         SANFORD        SANFORD
                                                                  BERNSTEIN        BERNSTEIN      BERNSTEIN        PHOENIX-SENECA
                                                                 GLOBAL VALUE   MID-CAP VALUE     SMALL-CAP            MID-CAP
                                                                    SERIES          SERIES       VALUE SERIES       GROWTH SERIES
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                123,645       1,280,958          637,419           3,429,382
Participant deposits                                                  116,930         448,727          306,920             477,801
Participant transfers                                                 160,970         888,203          908,699             305,621
Participant withdrawals                                                (8,616)        (79,443)         (55,133)           (171,913)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                      392,929       2,538,445        1,797,905            4,040,891
                                                               ====================================================================

                            PHOENIX PREMIUM EDGE(R)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)




                                                                                            SUBACCOUNT
                                                               --------------------------------------------------------------------

                                                                                PHOENIX-STATE
                                                                                    STREET
                                                                PHOENIX-SENECA     RESEARCH      PHOENIX-VAN     AIM V.I. CAPITAL
                                                               STRATEGIC THEME     SMALL-CAP     KAMPEN FOCUS       APPRECIATION
                                                                    SERIES      GROWTH SERIES    EQUITY SERIES          FUND
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                              2,753,215               -          290,748             152,677
Participant deposits                                                  208,530           6,246           45,174             214,613
Participant transfers                                                 104,687           9,104            8,292             430,762
Participant withdrawals                                              (167,587)             70           (5,656)            (32,708)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                    2,898,845          15,420          338,558             765,344
                                                               ====================================================================


                                                                                    ALGER
                                                                                   AMERICAN     FEDERATED FUND
                                                                    AIM V.I.       LEVERAGED        FOR U.S.        FEDERATED HIGH
                                                                    PREMIER         ALLCAP         GOVERNMENT         INCOME BOND
                                                                  EQUITY FUND      PORTFOLIO     SECURITIES II          FUND II
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                375,283       2,029,876        1,847,960             629,260
Participant deposits                                                  240,144         441,651          677,364             286,251
Participant transfers                                                 245,982         406,486        4,298,801           1,562,402
Participant withdrawals                                               (62,176)       (125,396)        (229,504)           (104,126)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                      799,233       2,752,617        6,594,621           2,373,787
                                                               ====================================================================



                                                                      VIP          VIP GROWTH
                                                                 CONTRAFUND(R)   OPPORTUNITIES    VIP GROWTH        MUTUAL SHARES
                                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO      SECURITIES FUND
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                              1,476,961         721,544        2,023,196             406,129
Participant deposits                                                  325,501         187,786          434,045             188,115
Participant transfers                                                 736,065         248,755          926,398             782,203
Participant withdrawals                                               (83,762)        (69,470)         (94,177)            (60,752)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                    2,454,765       1,088,615        3,289,462           1,315,695
                                                               ====================================================================


                                                                    TEMPLETON
                                                                   DEVELOPING     TEMPLETON
                                                                     MARKETS       FOREIGN        TEMPLETON         TEMPLETON
                                                                   SECURITIES    SECURITIES      GLOBAL ASSET         GROWTH
                                                                      FUND          FUND       ALLOCATION FUND   SECURITIES FUND
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                151,424         802,691          121,646             411,904
Participant deposits                                                      728         176,970            2,818             115,170
Participant transfers                                                 (37,068)        388,637          (13,336)            355,291
Participant withdrawals                                               (21,550)        (55,300)          (4,478)            (20,134)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                       93,534       1,312,998          106,650             862,231
                                                               ====================================================================

                            PHOENIX PREMIUM EDGE(R)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)



                                                                                            SUBACCOUNT
                                                               --------------------------------------------------------------------

                                                                 SCUDDER VIT
                                                                   EAFE(R)       SCUDDER VIT
                                                                 EQUITY INDEX    EQUITY 500       TECHNOLOGY      WANGER FOREIGN
                                                                     FUND        INDEX FUND       PORTFOLIO           FORTY
                                                               ---------------  --------------  ---------------  ------------------
Units outstanding, beginning of period                                304,916          26,344        1,405,624             681,083
Participant deposits                                                  174,716         185,939          286,740              67,590
Participant transfers                                                 408,034         349,900         (165,966)            267,216
Participant withdrawals                                               (55,860)         (6,434)         (95,961)            (61,135)
                                                               --------------------------------------------------------------------
Units outstanding, end of period                                      831,806         555,749        1,430,437             954,754
                                                               ====================================================================


                                                                    WANGER                        WANGER U.S.
                                                                INTERNATIONAL                       SMALLER
                                                                  SMALL CAP      WANGER TWENTY     COMPANIES
                                                               ---------------  --------------  ---------------
Units outstanding, beginning of period                              1,696,523         544,835        1,904,896
Participant deposits                                                  376,954         102,841          677,678
Participant transfers                                                 261,772            (411)         696,455
Participant withdrawals                                               (94,789)        (40,986)        (108,663)
                                                               ------------------------------------------------
Units outstanding, end of period                                    2,240,460         606,279        3,170,366
                                                               ================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, 1.075% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $45,456, $30,760 and $10,767, during the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $1,489,655, $366,370 and $120,172 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Premium Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Premium Edge(R)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP



Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS
JUNE 30, 2004

                                TABLE OF CONTENTS

                                                                                                                  Page
Unaudited Interim Condensed Financials Statements:

Unaudited Interim Condensed Balance Sheet as of June 30, 2004 (unaudited) and
  December 31, 2003........................................................................................       F-22

Unaudited Interim Condensed Statement of Income, Comprehensive Income and
  Changes in Stockholder's Equity for the six months ended June 30, 2004 and 2003..........................       F-23

Unaudited Interim Condensed Statement of Cash Flows for the six months ended
  June 30, 2004 and 2003...................................................................................       F-24

Notes to Unaudited Interim Condensed Financial Statements for the six months ended
  June 30, 2004 and 2003...................................................................................     F-25 - F-27

                                                   PHL VARIABLE INSURANCE COMPANY
                                              UNAUDITED INTERIM CONDENSED BALANCE SHEET
                                                      ($ amounts in thousands)
                                           JUNE 30, 2004 (UNAUDITED) AND DECEMBER 31, 2003


                                                                                                 2004             2003
                                                                                            --------------   --------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  2,965,902     $  3,087,957
Equity securities, at fair value........................................................              248            8,687
Policy loans, at unpaid principal balances..............................................            2,421            1,753
Other investments.......................................................................           11,936           20,314
                                                                                            --------------   --------------
TOTAL INVESTMENTS.......................................................................        2,980,507        3,118,711
Cash and cash equivalents...............................................................          102,443           80,972
Accrued investment income...............................................................           26,805           26,817
Deferred policy acquisition costs.......................................................          433,432          372,609
Other general account assets............................................................           58,743           23,611
Separate account assets.................................................................        2,212,504        2,010,134
                                                                                            --------------   --------------
TOTAL ASSETS............................................................................     $  5,814,434     $  5,632,854
                                                                                            ==============   ==============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,665,191     $  2,760,567
Policy liabilities and accruals.........................................................          291,475          235,484
Deferred income taxes...................................................................           64,106           55,926
Other general account liabilities.......................................................           61,909           42,959
Separate account liabilities............................................................        2,212,504        2,010,134
                                                                                            --------------   --------------
TOTAL LIABILITIES.......................................................................        5,295,185        5,105,070
                                                                                            --------------   --------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          493,234          484,234
Retained earnings.......................................................................           20,656           16,196
Accumulated other comprehensive income..................................................            2,859           24,854
                                                                                            --------------   --------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          519,249          527,784
                                                                                            --------------   --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  5,814,434     $  5,632,854
                                                                                            ==============   ==============

The accompanying notes are an integral part of these financial statements.

                                                   PHL VARIABLE INSURANCE COMPANY
                                UNAUDITED INTERIM CONDENSED STATEMENT OF INCOME, COMPREHENSIVE INCOME
                                                 AND CHANGES IN STOCKHOLDER'S EQUITY
                                                      ($ amounts in thousands)
                                               SIX MONTHS ENDED JUNE 30, 2004 AND 2003

                                                                                                 2004             2003
                                                                                            --------------   --------------
REVENUES:
Premiums................................................................................     $      2,081     $        929
Insurance and investment product fees...................................................           39,128           28,202
Investment income, net of expenses......................................................           69,540           64,971
Net realized investment gains (losses)..................................................            4,824           (1,101)
                                                                                            --------------   --------------
TOTAL REVENUES..........................................................................          115,573           93,001
                                                                                            --------------   --------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................................           67,756           60,371
Policy acquisition cost amortization....................................................           20,059           14,549
Other operating expenses................................................................           21,005           16,175
                                                                                            --------------   --------------
TOTAL BENEFITS AND EXPENSES.............................................................          108,820           91,095
                                                                                            --------------   --------------
Income before income taxes..............................................................            6,753            1,906
Applicable income taxes.................................................................            2,293              476
                                                                                            --------------   --------------
NET INCOME..............................................................................     $      4,460     $      1,430
                                                                                            ==============   ==============

COMPREHENSIVE INCOME:
NET INCOME..............................................................................     $      4,460     $      1,430
                                                                                            --------------   --------------
Net unrealized investment gains (losses)................................................          (21,828)          20,515
Net unrealized derivative instruments losses............................................             (167)            (166)
                                                                                            --------------   --------------
OTHER COMPREHENSIVE INCOME (LOSS).......................................................          (21,995)          20,349
                                                                                            --------------   --------------
COMPREHENSIVE INCOME (LOSS).............................................................     $    (17,535)    $     21,779
                                                                                            ==============   ==============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................................     $      9,000     $     40,000

RETAINED EARNINGS
Net income..............................................................................            4,460            1,430

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................................          (21,995)          20,349
                                                                                            --------------   --------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................................           (8,535)          61,779
Stockholder's equity, beginning of period...............................................          527,784          470,909
                                                                                            --------------   --------------
STOCKHOLDER'S EQUITY, END OF PERIOD.....................................................     $    519,249     $    532,688
                                                                                            ==============   ==============

The accompanying notes are an integral part of these financial statements.

                                                   PHL VARIABLE INSURANCE COMPANY
                                         UNAUDITED INTERIM CONDENSED STATEMENT OF CASH FLOWS
                                                      ($ amounts in thousands)
                                               SIX MONTHS ENDED JUNE 30, 2004 AND 2003

                                                                                                 2004             2003
                                                                                            --------------   --------------
OPERATING ACTIVITIES:
Net income..............................................................................     $      4,460     $      1,430
Net realized investment gains (losses)..................................................           (4,824)           1,101
Investment income (loss)................................................................              574           (3,672)
Deferred income taxes...................................................................           20,023           11,068
Increase in receivables.................................................................            2,006            1,082
Increase in deferred policy acquisition costs...........................................          (38,433)         (44,056)
Increase in policy liabilities and accruals.............................................           64,577           43,367
Other assets and other liabilities net change...........................................          (27,207)          48,918
                                                                                            --------------   --------------
CASH FROM OPERATING ACTIVITIES..........................................................           21,176           59,238
                                                                                            --------------   --------------

INVESTING ACTIVITIES:
Investment purchases....................................................................         (702,812)      (1,288,505)
Investment sales, repayments and maturities.............................................          789,483          615,801
                                                                                            --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................................           86,671         (672,704)
                                                                                            --------------   --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits......................................................          186,920          668,764
Policyholder deposit fund withdrawals...................................................         (282,296)        (382,229)
Capital contributions from parent.......................................................            9,000           40,000
                                                                                            --------------   --------------
CASH FROM FINANCING ACTIVITIES..........................................................          (86,376)         326,535
                                                                                            --------------   --------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................................           21,471         (286,931)
Cash and cash equivalents, beginning of period..........................................           80,972          473,246
                                                                                            --------------   --------------
CASH AND CASH EQUIVALENTS, END OF PERIOD................................................     $    102,443     $    186,315
                                                                                            ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
            NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003

1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; investments in debt and equity securities; deferred tax liabilities and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2003 audited financial statements.

Our interim financial statements for the period ended June 30, 2004 do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the six months ended June 30, 2004 are not necessarily indicative of the results that may be expected for the year 2004. These unaudited financial statements should be read in conjunction with our 2003 audited financial statements.

SIGNIFICANT TRANSACTIONS

During the six months ended June 30, 2004 and 2003, PM Holdings made capital contributions of $9.0 million and $40.0 million, respectively, to support our growth needs.

2.   OPERATING ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                                 SIX MONTHS ENDED JUNE 30,
                                                                                            -------------------------------
($ amounts in thousands)                                                                         2004             2003
                                                                                            --------------   --------------
Direct acquisition costs deferred, excluding
  acquisitions..........................................................................     $     58,492     $     58,605
Recurring costs amortized to expense....................................................          (20,059)         (14,549)
(Cost) or credit offsets to net unrealized investment gains or losses included in
  other comprehensive income............................................................           22,390            2,268
                                                                                            --------------   --------------
Change in deferred policy acquisition costs.............................................           60,823           46,324
Deferred policy acquisition costs, beginning of period..................................          372,609          255,677
                                                                                            --------------   --------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD........................................     $    433,432     $    302,001
                                                                                            ==============   ==============

3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                JUNE 30, 2004                    DECEMBER 31, 2003
($ amounts in thousands)                                 ---------------------------------  -------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  --------------
U.S. government and agency............................    $     47,772      $     47,864     $     58,894     $     58,166
State and political subdivision.......................          32,954            32,903           48,376           47,621
Foreign government....................................          58,978            59,384           44,918           43,261
Corporate.............................................       1,545,072         1,548,655        1,475,398        1,445,360
Mortgage-backed.......................................         653,681           648,467          695,425          680,360
Other asset-backed....................................         627,445           627,691          764,946          758,868
                                                         ---------------   ---------------  ---------------  --------------
DEBT SECURITIES.......................................    $  2,965,902      $  2,964,964     $  3,087,957     $  3,033,636
                                                         ===============   ===============  ===============  ==============
EQUITY SECURITIES.....................................    $        248      $        280     $      8,687     $      6,739
                                                         ===============   ===============  ===============  ==============


GROSS AND NET UNREALIZED GAINS (LOSSES)                           JUNE 30, 2004                    DECEMBER 31, 2003
FROM DEBT AND EQUITY SECURITIES:                         ---------------------------------  -------------------------------
($ amounts in thousands)                                     GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  --------------

U.S. government and agency............................    $        581      $       (673)    $        936     $       (208)
State and political subdivision.......................             731              (680)           1,107             (352)
Foreign government....................................             951            (1,357)           2,451             (794)
Corporate.............................................          23,493           (27,076)          42,578          (12,540)
Mortgage-backed.......................................          10,832            (5,618)          16,566           (1,501)
Other asset-backed....................................           4,783            (5,029)          10,070           (3,992)
                                                         ---------------   ---------------  ---------------  --------------
DEBT SECURITIES GAINS (LOSSES)........................    $     41,371      $    (40,433)    $     73,708     $    (19,387)
                                                         ===============   ===============  ===============  ==============
EQUITY SECURITIES GAINS (LOSSES)......................    $          2      $        (34)    $      2,002     $        (54)
                                                         ===============   ===============  ===============  ==============
NET GAINS.............................................    $        906                       $     56,269
                                                         ===============                    ===============

AGING OF TEMPORARILY IMPAIRED                                                JUNE 30, 2004
GENERAL ACCOUNT DEBT SECURITIES:            -------------------------------------------------------------------------------
($ amounts in thousands)                        LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS              TOTAL
                                            ------------------------- --------------------------- -------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE       LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -----------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $   33,339   $     (673)   $       --   $       --    $   33,339   $     (673)
State and political subdivision...........       16,260         (680)           --           --        16,260         (680)
Foreign government........................       25,353         (750)        6,552         (607)       31,905       (1,357)
Corporate.................................      683,255      (23,342)       45,355       (3,734)      728,610      (27,076)
Mortgage-backed...........................      298,741       (5,617)           35           (1)      298,776       (5,618)
Other asset-backed........................      233,840       (2,714)        8,948       (2,315)      242,788       (5,029)
                                            -----------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $1,290,788   $  (33,776)   $   60,890   $   (6,657)   $1,351,678   $  (40,433)
COMMON STOCK..............................           --           --           248          (34)          248          (34)
                                            -----------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $1,290,788   $  (33,776)   $   61,138   $   (6,691)   $1,351,926   $  (40,467)
                                            ===========  ============  ===========  ============  ===========  ============
AMOUNTS THAT ARE BELOW                       $   94,008   $   (2,425)   $    9,158   $     (958)   $  103,166   $   (3,383)
  INVESTMENT GRADE........................  ===========  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION                    $   (1,310)                $     (524)                $   (1,834)
  COST ADJUSTMENT AND TAXES...............               ============               ============               ============

NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES AND TYPES OF NET REALIZED INVESTMENT GAINS (LOSSES):                                   SIX MONTHS ENDED JUNE 30,
($ amounts in thousands)                                                                    -------------------------------
                                                                                                 2004             2003
                                                                                            --------------   --------------
IMPAIRMENT LOSSES ON DEBT SECURITIES....................................................     $         --     $     (5,284)
                                                                                            --------------   --------------
Debt security transaction gains.........................................................            4,672            5,128
Debt security transaction losses........................................................           (1,810)            (678)
Equity security transaction gains.......................................................            2,286            2,586
Equity security transaction losses......................................................               --           (1,250)
Other invested asset transaction losses.................................................             (324)          (1,603)
                                                                                            --------------   --------------
NET TRANSACTION GAINS...................................................................            4,824            4,183
                                                                                            --------------   --------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................................     $      4,824     $     (1,101)
                                                                                            ==============   ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                                SIX MONTHS ENDED JUNE 30,
($ amounts in thousands)                                                                    -------------------------------
                                                                                                 2004             2003
                                                                                            --------------   --------------

Debt securities.........................................................................     $    (53,383)    $     29,583
Equity securities.......................................................................           (1,980)             113
Other investments.......................................................................             (607)            (405)
                                                                                            --------------   --------------
NET CHANGE IN UNREALIZED INVESTMENT LOSSES..............................................          (55,970)    $     29,291
                                                                                            ==============   ==============

Net unrealized investment losses........................................................     $    (55,970)    $     29,291
                                                                                            --------------   --------------
Applicable deferred policy acquisition costs............................................          (22,390)          (2,268)
Applicable deferred income tax benefit..................................................          (11,752)          11,044
                                                                                            --------------   --------------
Offsets to net unrealized investment losses.............................................          (34,142)           8,776
                                                                                            --------------   --------------
NET CHANGE IN UNREALIZED INVESTMENT LOSSES INCLUDED IN                                       $    (21,828)    $     20,515
  OTHER COMPREHENSIVE INCOME............................................................    ==============   ==============


4.   INCOME TAXES

For the six months ended June 30, 2004 and 2003, the effective income tax rates applicable to net income differ from the 35% U.S. federal statutory tax rate due to the effect of tax advantaged investment income.


5.   STATUTORY CAPITAL AND SURPLUS

Our statutory basis capital and surplus (including asset valuation reserve) was $243.5 million and $242.0 million for the six months ended June 30, 2004 and year-end 2003, respectively. Our net statutory loss from operations was $5.7 million for the six months ended June 30, 2004.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (4)  (a)  Form of Variable Annuity Contract (Premium Edge) is
                         incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

               (5)  (a)  Form of Application (Premium Edge) is incorporated by reference to Registrant's Pre-Effective Amendment
                         No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002, are incorporated by reference to Registrant's Form N-4 (File No. 333-68164), Post-Effective Amendment No. 9, filed via Edgar on April, 29, 2004.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, is filed herewith.

               (10) (a) Consent of PricewaterhouseCoopers LLP is filed herewith.

                    (b) Consent of Brian A. Giantonio, Esq. is filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Vy Q. Ho*                               Second Vice President and Appointed Actuary
Philip K. Polkinghorn*                  President
Gina C. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

*   The business address of this individual is One American Row, Hartford, CT
    06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT
    06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of September 30, 2004 there were 3,765 qualified and 3,081 nonqualified contracts.

ITEM 28.  INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Indemnification. Section 6.01 of the Bylaws of the Company provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

1.         (a) PEPCO serves as the principal underwriter for the following entities:

               Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

           (b) Directors and Executive Officers of PEPCO.

               NAME                                POSITION
               ----                                --------
               Daniel T. Geraci*                   Director, Chairman of the Board and Chief Sales & Marketing Officer
               Michael J. Gilotti***               Director
               Michael E. Haylon*                  Director
               James D. Wehr**                     Director
               John H. Beers*                      Vice President and Secretary
               Nancy J. Engberg                    Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
               Glenn H. Pease**                    Vice President, Finance and Treasurer
               John F. Sharry**                    President, Private Client Group
               Francis G. Waltman**                Senior Vice President and Chief Administrative Officer

               * The business address of this individual is One American Row, Hartford, CT 06102
               ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
               *** The business address of this individual is 38 Prospect
                   Street, Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06115.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 8th day of October, 2004.

                                               PHL VARIABLE INSURANCE COMPANY

                                               By:  /s/ Philip K. Polkinghorn
                                                   --------------------------
                                                   Philip K. Polkinghorn
                                                   President

                                               PHL VARIABLE ACCUMULATION ACCOUNT

                                               By:  /s/ Philip K. Polkinghorn
                                                   --------------------------
                                                   Philip K. Polkinghorn
                                                   President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 8th day of October, 2004.

       SIGNATURE                            TITLE
       ---------                            -----

                                            Director, Executive Vice President
------------------------------
*Michael J. Gilotti

                                            Director & Senior Vice President
------------------------------
*Robert E. Primmer

/s/ Philip K. Polkinghorn                   President
------------------------------
Philip K. Polkinghorn

By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney on file with the Depositor.





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